REGISTRATION STATEMENT NO. 333-40193
                                                                       811-08477

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8

                                   ----------

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  -------------
                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]    on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[   ]    __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]    on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                    TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS:

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS MARQUIS PORTFOLIOS, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." Your premium ("Purchase Payments") accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.             SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   AllianceBernstein Growth and Income Portfolio -- Class B         All Cap Fund -- Class I
   AllianceBernstein Premier Growth Portfolio -- Class B            Investors Fund -- Class I
AMERICAN FUNDS INSURANCE SERIES                                  SMITH BARNEY INVESTMENT SERIES
   Global Growth Fund -- Class 2 Shares                             Smith Barney Large Cap Core Portfolio
   Growth Fund -- Class 2 Shares                                 SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Growth-Income Fund -- Class 2 Shares                             Multiple Discipline Portfolio -- All Cap Growth and Value
DELAWARE VIP TRUST                                                  Multiple Discipline Portfolio -- Global All Cap Growth and Value
   Delaware VIP REIT Series -- Standard Class                       Multiple Discipline Portfolio -- Large Cap Growth and Value
   Delaware VIP Small Cap Value Series -- Standard Class         THE TRAVELERS SERIES TRUST
DREYFUS VARIABLE INVESTMENT FUND                                    Equity Income Portfolio
   Dreyfus Variable Investment Fund -- Appreciation                 Federated High Yield Portfolio
     Portfolio -- Initial Shares                                    Large Cap Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders           Lazard International Stock Portfolio
     Portfolio -- Initial Shares                                    Merrill Lynch Large Cap Core Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                MFS Emerging Growth Portfolio
   Franklin Small Cap Fund -- Class 2 Shares                        MFS Mid Cap Growth Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                  MFS Value Portfolio
   Templeton Developing Markets Securities Fund -- Class 2          Pioneer Fund Portfolio
     Shares                                                         U.S. Government Securities Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares            TRAVELERS SERIES FUND INC.
GREENWICH STREET SERIES FUND                                        AIM Capital Appreciation Portfolio
   Appreciation Portfolio                                           SB Adjustable Rate Income Portfolio Smith Barney Class
   Fundamental Value Portfolio                                      Smith Barney Aggressive Growth Portfolio
JANUS ASPEN SERIES                                                  Smith Barney High Income Portfolio
   Growth and Income Portfolio -- Service Shares                    Smith Barney Large Capitalization Growth Portfolio
   Mid Cap Growth Portfolio -- Service Shares                       Smith Barney Mid Cap Core Portfolio
LAZARD RETIREMENT SERIES, INC.                                      Smith Barney Money Market Portfolio
   Lazard Retirement Small Cap Portfolio                            Strategic Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                       Travelers Managed Income Portfolio
   Growth and Income Portfolio                                   VAN KAMPEN LIFE INVESTMENT TRUST
   Mid-Cap Value Portfolio                                          Emerging Growth Portfolio Class II Shares
PIMCO VARIABLE INSURANCE TRUST                                   VARIABLE ANNUITY PORTFOLIOS
   Total Return Portfolio -- Administrative Class                   Smith Barney Small Cap Growth Opportunities Portfolio
PUTNAM VARIABLE TRUST                                            VARIABLE INSURANCE PRODUCTS FUND III
   Putnam VT Small Cap Value Fund -- Class IB Shares                Mid Cap Portfolio -- Service Class 2




The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (HTTP://WWW.SEC.GOV). See Appendix C for the SAI's table of contents.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                             PROSPECTUS MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...........................................     3    Payment Options........................................  32
Summary............................................     4       Election of Options.................................  32
Fee Table..........................................     7       Annuity Options.....................................  32
Condensed Financial Information....................    13       Variable Liquidity Benefit..........................  32
The Annuity Contract...............................    13    Miscellaneous Contract Provisions......................  33
   Contract Owner Inquiries........................    14       Right to Return.....................................  33
   Purchase Payments...............................    14       Termination.........................................  33
   Accumulation Units..............................    14       Required Reports....................................  33
   The Variable Funding Options....................    14       Suspension of Payments..............................  33
Charges and Deductions.............................    20    The Separate Accounts..................................  33
   General.........................................    20       Performance Information.............................  34
   Transfer Charge.................................    20    Federal Tax Considerations.............................  34
   Administrative Charges..........................    20       General Taxation of Annuities.......................  34
   Mortality and Expense Risk Charge...............    21       Types of Contracts: Qualified and Non-qualified.....  35
   Enhanced Stepped-Up Provision Charge............    21       Qualified Annuity Contracts.........................  35
   Guaranteed Minimum Withdrawal Benefit                          Taxation of Qualified Annuity Contracts...........  35
    Charge.........................................    21         Mandatory Distributions for Qualified Plans.......  35
   Variable Funding Option Expenses................    21       Non-qualified Annuity Contracts.....................  36
   Premium Tax.....................................    21         Diversification Requirements for Variable
   Changes in Taxes Based upon Premium                              Annuities.......................................  36
     or Value......................................    21         Ownership of the Investments......................  36
Transfers..........................................    21         Taxation of Death Benefit Proceeds................  37
Asset Allocation Program...........................    23       Other Tax Considerations............................  37
Access to Your Money...............................    23         Treatment of Charges for Optional Benefits........  37
   Guaranteed Minimum Withdrawal Benefit...........    23         Penalty Tax for Premature Distribution............  37
   Systematic Withdrawals..........................    25         Puerto Rico Tax Considerations....................  37
Ownership Provisions...............................    25         Non-Resident Aliens...............................  37
   Types of Ownership..............................    25    Other Information......................................  37
     Contract Owner................................    25       The Insurance Companies.............................  37
     Beneficiary...................................    25       Financial Statements................................  38
     Annuitant.....................................    26       Distribution of Variable Annuity Contracts..........  38
Death Benefit......................................    26       Conformity with State and Federal Laws..............  39
   Death Proceeds before the Maturity Date.........    26       Voting Rights.......................................  39
   Enhanced Stepped-Up Provision...................    27       Restrictions on Financial Transactions..............  39
   Payment of Proceeds.............................    28       Legal Proceedings and Opinions......................  39
   Spousal Contract Continuance....................    29    Appendix A: Condensed Financial Information
   Beneficiary Contract Continuance................    30       for The Travelers Insurance Company:
   Death Proceeds after the Maturity Date..........    30         Separate Account TM............................... A-1
The Annuity Period.................................    30    Appendix B: Condensed Financial Information
   Maturity Date...................................    30       for The Travelers Life and Annuity Company:
   Allocation of Annuity...........................    31         Separate Account TM II............................ B-1
   Variable Annuity................................    31    Appendix C: Contents of the Statement
   Fixed Annuity...................................    31       of Additional Information........................... C-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          TRAVELERS MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities ("Separate Account TM"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT. ("PRINCIPAL GUARANTEE") For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE........................................     $10(1)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

CONTRACT ADMINISTRATIVE CHARGE

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $40(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.25% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:


                                                                          STANDARD DEATH BENEFIT      ENHANCED DEATH BENEFIT
                                                                        --------------------------- ----------------------------
Mortality and Expense Risk Charge.....................................            1.55%                        1.70%
Administrative Expense Charge.........................................            0.15%                        0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
   SELECTED...........................................................            1.70%                        1.85%
Optional E.S.P. Charge................................................            0.25%                        0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......            1.95%                        2.10%
Maximum Optional GMWB Charge..........................................            1.00%(3)                     1.00%(3)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY SELECTED.........            2.70%                        2.85%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGES WITH E.S.P. AND GMWB SELECTED...            2.95%                        3.10%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.
--------------

(1) We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3) The current charge for GMWB is 0.40%.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.42%                          4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                        DISTRIBUTION
                                                           AND/OR                                    CONTRACTUAL FEE      NET TOTAL
                                                          SERVICE                   TOTAL ANNUAL          WAIVER           ANNUAL
                                         MANAGEMENT       (12b-1)         OTHER      OPERATING        AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES        REIMBURSEMENT       EXPENSES
----------------                         ---------     ------------    ---------     ----------      ---------------     -----------
AIM VARIABLE INSURANCE FUNDS,
   INC .................................
   AIM V.I. Premier Equity
     Fund -- Series I+ .................    0.61%            --           0.24%         0.85%                --           0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC ............
   AllianceBernstein Growth
     and Income Portfolio --
     Class B* ..........................    0.63%          0.25%          0.03%         0.91%                --           --(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B* ..........................    1.00%          0.25%          0.05%         1.30%                --           --(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares* ...................    0.66%          0.25%          0.04%         0.95%                --           0.95%
   Growth Fund -- Class 2
     Shares* ...........................    0.37%          0.25%          0.02%         0.64%                --           0.64%
   Growth-Income Fund --
     Class 2 Shares* ...................    0.33%          0.25%          0.01%         0.59%              0.00%          0.59%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+ ........................    1.25%            --           0.56%         1.81%                --           --(17)
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class .................    0.75%            --           0.11%         0.86%                --           0.86%(2)
   Delaware VIP Small Cap
     Value Series -- Standard
     Class .............................    0.75%            --           0.11%         0.86%                --           0.86%(3)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares .................    0.75%            --           0.05%         0.80%                --           0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares ............................    0.75%            --           0.07%         0.82%                --           0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares* ...................    0.51%          0.25%          0.29%         1.05%              0.04%          1.01%(4)
   Mutual Shares Securities
     Fund -- Class 2 Shares* ...........    0.60%          0.25%          0.20%         1.05%                --           1.05%(5)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares* ................    1.25%          0.25%          0.30%         1.80%                --           1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares* .........................    0.69%          0.25%          0.22%         1.16%              0.04%          1.12%(6)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio ..............    0.75%            --           0.02%         0.77%                --           0.77%
   Fundamental Value Portfolio .........    0.75%            --           0.02%         0.77%                --           0.77%



                                                        DISTRIBUTION
                                                           AND/OR                                    CONTRACTUAL FEE      NET TOTAL
                                                          SERVICE                   TOTAL ANNUAL          WAIVER           ANNUAL
                                         MANAGEMENT       (12b-1)         OTHER      OPERATING        AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES        REIMBURSEMENT       EXPENSES
----------------                         ---------     ------------    ---------     ----------      ---------------     -----------
JANUS ASPEN SERIES
   Growth and Income
     Portfolio -- Service
     Shares* ...........................    0.65%          0.25%          0.20%         1.10%                --           1.10%
   International Growth
     Portfolio -- Service
     Shares*+ ..........................    0.65%          0.25%          0.11%         1.01%                --           1.01%
   Mid Cap Growth Portfolio
     -- Service Shares* ................    0.65%          0.25%          0.02%         0.92%                --           0.92%
LAZARD RETIREMENT SERIES, INC ..........
   Lazard Retirement Small
     Cap Portfolio* ....................    0.75%          0.25%          0.42%         1.42%              0.17%          1.25%(7)
LORD ABBETT SERIES FUND, INC ...........
   Growth and Income Portfolio .........    0.50%            --           0.35%         0.85%                --           0.85%
   Mid-Cap Value Portfolio .............    0.75%            --           0.33%         1.08%                --           1.08%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class* .............    0.25%          0.15%          0.26%         0.66%              0.01%          0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+ .........    0.70%          0.25%          0.86%         1.81%                --           1.81%(9)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+ ..........................    0.77%          0.25%          0.22%         1.24%                --           1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*  .........    0.80%          0.25%          0.12%         1.17%                --           1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC ....................
   All Cap Fund -- Class I .............    0.85%            --           0.13%         0.98%                --           0.98%
   Investors Fund -- Class I ...........    0.70%            --           0.12%         0.82%                --           0.82%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio ....................    0.75%            --           0.16%         0.91%                --           0.91%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value* .................    0.75%          0.25%          0.31%         1.31%                --           --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value* .............    0.75%          0.25%          0.39%         1.39%                --           --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value* .................    0.75%          0.25%          1.35%         2.35%                --           --(17)
STRONG VARIABLE INSURANCE
   FUNDS, INC ..........................
   Strong Multi Cap Value
     Fund II+ ..........................    0.75%            --           0.86%         1.61%                --           --(10)
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock
     Portfolio+ ........................    0.70%            --           0.12%         0.82%                --           0.82%(11)
   Equity Income Portfolio .............    0.75%            --           0.12%         0.87%                --           0.87%(11)
   Federated High Yield
     Portfolio .........................    0.65%            --           0.25%         0.90%                --           0.90%(11)
   Large Cap Portfolio .................    0.75%            --           0.11%         0.86%                --           0.86%(11)
   Lazard International Stock
     Portfolio .........................    0.83%            --           0.17%         1.00%                --           1.00%(14)
   Merrill Lynch Large Cap
     Core Portfolio ....................    0.80%            --           0.19%         0.99%                --           0.99%(12)
   MFS Emerging Growth
     Portfolio .........................    0.75%            --           0.14%         0.89%                --           0.89%(11)




                                                        DISTRIBUTION
                                                           AND/OR                                    CONTRACTUAL FEE      NET TOTAL
                                                          SERVICE                   TOTAL ANNUAL          WAIVER           ANNUAL
                                         MANAGEMENT       (12b-1)         OTHER      OPERATING        AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES        REIMBURSEMENT       EXPENSES
----------------                         ---------     ------------    ---------     ----------      ---------------     -----------
   MFS Mid Cap Growth ..................    0.80%            --           0.12%         0.92%                --           0.92%(12)
     Portfolio
   MFS Value Portfolio .................    0.75%            --           0.33%         1.08%                --           --(17)
   Pioneer Fund Portfolio ..............    0.72%            --           0.40%         1.12%                --           1.12%(13)
   U.S. Government Securities
     Portfolio .........................    0.32%            --           0.10%         0.42%                --           0.42%(14)
TRAVELERS SERIES FUND INC ..............
   AIM Capital Appreciation
     Portfolio .........................    0.80%            --           0.05%         0.85%                --           0.85%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class* ............................    0.60%          0.25%          3.87%         4.72%              3.72%          1.00%(15)
   Smith Barney Aggressive
     Growth Portfolio ..................    0.80%            --           0.02%         0.82%                --           0.82%
   Smith Barney High Income
     Portfolio .........................    0.60%            --           0.09%         0.69%                --           0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio .........................    0.75%            --           0.04%         0.79%                --           0.79%
   Smith Barney Mid Cap Core
     Portfolio .........................    0.75%            --           0.10%         0.85%                --           0.85%
   Smith Barney Money Market
     Portfolio .........................    0.50%            --           0.03%         0.53%                --           0.53%
   Strategic Equity Portfolio ..........    0.80%            --           0.04%         0.84%                --           0.84%
   Travelers Managed Income
     Portfolio .........................    0.65%            --           0.03%         0.68%                --           0.68%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class II Shares* ..................    0.70%          0.25%          0.07%         1.02%                --           1.02%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio .........................    0.75%            --           0.40%         1.15%                --           --(17)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2* ..................    0.58%          0.25%          0.12%         0.95%                --           --(16)

--------------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES
 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.
 (2) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.
 (3) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.
 (5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
 (6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).
 (7) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
 (8) Other Expenses reflect a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.
 (10) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Operating Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or voluntary waiver of fess and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operating expenses were 1.13%. We can modify or terminate voluntary waivers and/or absorptions at any time.
 (11) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
 (12) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
 (14) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
 (15) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.
 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
 (17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                     VOLUNTARY FEE
                                                                                     WAIVER AND/OR
                                                                                        EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
        ----------------                                                         ----------------------    ----------------------
        Credit Suisse Trust Emerging Market Portfolio                                    0.41%                     1.40%
        Multiple Discipline Portfolio -- All Cap Growth and Value                        0.31%                     1.00%
        Multiple Discipline Portfolio -- Global All Cap Growth and Value                 0.39%                     1.00%
        Multiple Discipline Portfolio -- Large Cap Growth and Value                      1.35%                     1.00%
        MFS Value Portfolio*                                                             0.08%                     1.00%
        Smith Barney Small Cap Growth Opportunities Portfolio                            0.25%                     0.90%
             * Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.


EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual      357      1087      1838       3813       357       1087      1838        3813
Operating Expenses.........................
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    773      2254      3652       6814       773       2254      3652        6814


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual      297      911       1550       3265       297       911       1550        3265
Operating Expenses.........................
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    716      2101      3424       6481       716       2101      3424        6481


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Marquis Portfolios is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE                     ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    ------------------------------------------------
      Standard Death Benefit                                           Age 85
      Enhanced Death Benefit                                           Age 79
      Enhanced Stepped-Up Provision (E.S.P.)                           Age 75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each variable funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each variable funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of        AIM Advisers, Inc.
     Series I+                             capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B           appreciation. The Fund normally             ("Alliance")
                                           invests in dividend-paying common
                                           stocks considered to be good quality.

   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.
   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.



               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                     Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                           securities of companies located in, or      Management Limited
                                           conducting a majority of their
                                           business, in emerging markets.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).
   Delaware VIP Small Cap Value            Seeks capital appreciation. The Fund        Delaware
     Series -- Standard Class              normally invests in securities of
                                           small capitalization companies.

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of         ("Dreyfus")
     Shares                                capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2      Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                                Fund normally invests in small
                                           capitalization companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.
   Templeton Foreign Securities            Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Fund-- Class 2 Shares                 Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies.
   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.

JANUS ASPEN SERIES
   Growth and Income Portfolio --          Seeks long-term capital growth and          Janus Capital Management LLC
     Service Shares                        current income. The Fund normally           ("Janus")
                                           invests in common stocks selected for
                                           their growth potential and in
                                           securities selected for their income
                                           potential.

   International Growth Portfolio --       Seeks long-term growth of capital. The      Janus
     Service Shares+                       Fund normally invests in securities of
                                           issuers from at least five countries,
                                           excluding the U.S.

   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus
     Shares                                normally invests in equity securities
                                           of mid-sized companies.



              FUNDING                                   INVESTMENT                                INVESTMENT
              OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.
   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common         ("Putnam")
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam
     Fund-- Class IB Shares+               normally invests in common stocks of
                                           companies outside the U.S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium companies
                                           with the stability of high-quality
                                           large company growth stocks. The All
                                           Cap Value segment invests in companies
                                           whose market prices are attractive in
                                           relation to their business
                                           fundamentals.



              FUNDING                                   INVESTMENT                                INVESTMENT
              OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth segment
                                           focuses on high-quality stocks with
                                           consistent growth. The Large Cap Value
                                           segment invests in established
                                           undervalued companies. The Mid/Small
                                           Cap Growth segment invests in small
                                           and medium sized companies with strong
                                           fundamentals and earnings growth
                                           potential. The International/ADR
                                           segment seeks to build long-term
                                           well-diversified portfolios with
                                           exceptional risk/reward
                                           characteristics.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality stocks with consistent
                                           growth. The Large Cap Value segment
                                           invests in established undervalued
                                           companies.

STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II+         Seeks long term capital growth.             Strong Capital Management Inc.
                                           Current income is a secondary
                                           objective. The Fund normally invests
                                           in the common stocks of U.S. companies
                                           believed to be undervalued relative to
                                           the market.

THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock               Seeks growth of capital. The Fund           Travelers Asset Management
     Portfolio+                            normally invests in the equity              International Company LLC
                                           securities of companies with mid-size       ("TAMIC")
                                           market capitalizations.                     Subadviser: Travelers Investment
                                                                                       Management Company ("TIMCO")

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company ("Federated")
                                           securities.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.
   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                           portfolio of equity securities of           Investment Managers, L.P. ("MLIM")
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock       Subadviser: Massachusetts
                                           and related securities of emerging          Financial Services ("MFS")
                                           growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                           equity securities that are carefully        Management Inc.
                                           selected, reasonably priced securities.


             FUNDING                                   INVESTMENT                                INVESTMENT
             OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital. The      SBFM
                                           Fund normally invests in equities, or
                                           similar securities, of medium sized
                                           companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II      Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                                normally invests in common stocks of
                                           emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    o the ability for you to make withdrawals and surrenders under the Contracts

    o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

    o the available funding options and related programs (including portfolio rebalancing, asset allocation and systematic withdrawal programs)

    o administration of the annuity options available under the Contracts, and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

    o sales and marketing expenses including commission payments to your sales agent

    o   other costs of doing business.

Risks we assume include:

    o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

    o   that the amount of the death benefit will be greater than the Contract
        Value

    o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

    (1) from the distribution of death proceeds

    (2) after an annuity payout has begun or

    (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge equals 1.55% annually. If you choose the Enhanced Death Benefit, this charge equals 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

    o   the dollar amount you request to transfer;

    o   the number of transfers you made within the previous three months;

    o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

    o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfer made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

    o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply to its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------
Under the asset allocation program, your Purchase Payments are allocated among a set of funding options based on asset allocation models, which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional Purchase Payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change and you will make the final decision as to whether you will accept the change in your current allocation.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios Contract features will continue to apply. Contact your financial consultant for additional information.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below. If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB.

When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:


------------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO   $115,000         $100,000              $5,000           $85,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER                     $91,304               $4,565                           $88,235              $4,412
  WITHDRAWAL,                     [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
  CONTRACT YEAR TWO    $105,000   x 10,000/115,000)]     x 10,000/115,000)]   $75,000      x 10,000/85,000)]  x 10,000/85,000)]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
------------------------------------------------------------------------------------------------------------------------------------


   Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply, which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

   If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

    o The total annual payment amount will equal the AWB and will never exceed your RBB and

    o   We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit or the Enhanced Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

    (1) the Contract Value on the Death Report Date or

    (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED DEATH BENEFIT

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

    (1) the Contract Value on the Death Report Date or

    (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

    (3) the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals, as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         $50,000 x ($10,000/$55,000) = $9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                                    MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 PAYOUT RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spousal beneficiary            Yes
ANNUITANT)                             or, if none, to the          elects to continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary may
                                                                    decline to receive the proceeds and
                                                                    instruct the Company to pay the
                                                                    beneficiary, who may elect to continue
                                                                    the Contract.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution

                                                                    Or if there is a Contingent Annuitant,
                                                                    then, the Contingent Annuitant becomes
                                                                    the Annuitant and the Contract continues
                                                                    in effect (generally using the original
                                                                    Maturity Date). The proceeds will then
                                                                    be paid upon the death of the Contingent
                                                                    Annuitant or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                                    MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 PAYOUT RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL OWNER/TRUST)                or if none, to the                                                     Annuitant is
                                       owner.                                                                 treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                                    MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 PAYOUT RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)


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


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


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

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is

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

a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.606           0.745                  56,892
                                                               2002        0.883           0.606                  71,514
                                                               2001        1.000           0.883                  41,391

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        0.706           0.918                 576,419
                                                               2002        0.924           0.706                 451,412
                                                               2001        1.000           0.924                 393,635

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        0.580           0.704                 382,496
                                                               2002        0.854           0.580                 254,433
                                                               2001        1.000           0.854                  46,304

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.293                   8,352

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.246                  72,456

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.251                 157,374

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)........................   2003        0.781           1.097                 151,321
                                                               2002        0.898           0.781                 199,865
                                                               2001        1.012           0.898                 197,721
                                                               2000        1.503           1.012                 172,677

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Emerging Markets Portfolio (continued)...................   1999        0.843           1.503                  30,889
                                                               1998        1.000           0.843                  27,219

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2003        1.302           1.716                 471,982
                                                               2002        1.267           1.302                 497,132
                                                               2001        1.185           1.267                 306,300
                                                               2000        0.917           1.185                 203,266
                                                               1999        0.958           0.917                  30,843
                                                               1998        1.000           0.958                  13,403

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2003        1.115           1.556                 265,517
                                                               2002        1.201           1.115                 266,573
                                                               2001        1.093           1.201                 188,264
                                                               2000        0.940           1.093                  79,165
                                                               1999        1.005           0.940                  37,900
                                                               1998        1.000           1.005                   5,244

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2003        0.844           1.005                 654,363
                                                               2002        1.030           0.844                 664,780
                                                               2001        1.156           1.030                 897,310
                                                               2000        1.183           1.156                 820,955
                                                               1999        1.080           1.183                 404,436
                                                               1998        1.000           1.080                  69,574

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        0.982           1.272                 387,968
                                                               2002        1.235           0.982                 459,177
                                                               2001        1.339           1.235                 699,418
                                                               2000        1.202           1.339                 529,777
                                                               1999        0.992           1.202                 175,277
                                                               1998        1.000           0.992                  90,951

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2003        0.881           1.188                 307,364
                                                               2002        1.256           0.881                 280,424
                                                               2001        1.508           1.256                 266,271

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Franklin Small Cap Fund -- Class 2 Shares (continued)....   2000        1.837           1.508                 314,051
                                                               1999        1.072           1.837                  24,048
                                                               1998        1.000           1.072                  10,667

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.843           1.037                 134,393
                                                               2002        1.000           0.843                  37,702

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)............................................   2003        0.910           1.368                 150,724
                                                               2002        0.927           0.910                 126,277
                                                               2001        1.025           0.927                 511,294
                                                               2000        1.535           1.025                  93,827
                                                               1999        1.018           1.535                  32,333
                                                               1998        1.000           1.018                  12,791

   Templeton Foreign Securities Fund -- Class 2
   Shares (8/98)............................................   2003        0.718           0.933                 665,962
                                                               2002        0.896           0.718                 625,285
                                                               2001        1.086           0.896               1,313,320
                                                               2000        1.131           1.086                 546,405
                                                               1999        0.934           1.131                 167,939
                                                               1998        1.000           0.934                  70,695

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        0.760           0.931                 792,934
                                                               2002        0.938           0.760                 496,262
                                                               2001        1.000           0.938                 127,985

   Fundamental Value Portfolio (5/01).......................   2003        0.711           0.969               1,080,865
                                                               2002        0.919           0.711               1,151,580
                                                               2001        1.000           0.919                 713,749

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2003        0.553           0.672                 382,550
                                                               2002        0.719           0.553                 432,929
                                                               2001        0.846           0.719                 599,469
                                                               2000        1.000           0.846                 466,649

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   International Growth Portfolio -- Service Shares (5/00)..   2003        0.432           0.571                 630,837
                                                               2002        0.592           0.432                 716,213
                                                               2001        0.786           0.592                 976,826
                                                               2000        1.000           0.786                 449,819

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.282           0.374               1,055,017
                                                               2002        0.399           0.282                 887,901
                                                               2001        0.673           0.399                 908,056
                                                               2000        1.000           0.673                 465,042

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                 112,725

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                  88,446

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.127           1.164               5,776,342
                                                               2002        1.051           1.127               1,826,598
                                                               2001        1.000           1.051                 725,154

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.557           0.723                  53,217
                                                               2002        0.804           0.557                   7,755
                                                               2001        1.000           0.804                   8,517

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.693           0.875                 189,560
                                                               2002        0.856           0.693                 164,372
                                                               2001        1.000           0.856                 747,912

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.873           1.284                 204,137
                                                               2002        1.086           0.873                 249,544
                                                               2001        1.000           1.086                  89,952

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2003        0.694           0.949                 345,342
                                                               2002        0.942           0.694                 366,681
                                                               2001        1.000           0.942                 159,718

   Investors Fund -- Class I (10/98)........................   2003        0.919           1.196                 702,541
                                                               2002        1.215           0.919                 700,557
                                                               2001        1.289           1.215                 972,771
                                                               2000        1.138           1.289                 415,791
                                                               1999        1.036           1.138                 310,855
                                                               1998        1.000           1.036                  24,856

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02).............   2003        0.806           0.978                  33,176
                                                               2002        1.000           0.806                  17,892

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2003        0.811           1.103                 137,594
                                                               2002        1.073           0.811                 139,192
                                                               2001        1.048           1.073                 186,167
                                                               2000        0.989           1.048                 183,365
                                                               1999        1.035           0.989                  40,237
                                                               1998        1.000           1.035                  21,778

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2003        1.120           1.473                 103,531
                                                               2002        1.330           1.120                 132,421
                                                               2001        1.410           1.330                 243,418
                                                               2000        1.229           1.410                 249,527
                                                               1999        1.102           1.229                 130,522
                                                               1998        1.000           1.102                  25,371

   Equity Income Portfolio (5/03)...........................   2003        1.000           1.239                 139,742

   Federated High Yield Portfolio (5/02)....................   2003        0.976           1.175               1,614,932
                                                               2002        1.000           0.976                  60,502

   Large Cap Portfolio (8/98)...............................   2003        0.741           0.908               1,814,849
                                                               2002        0.976           0.741               1,836,295
                                                               2001        1.201           0.976               2,241,811

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Large Cap Portfolio (continued)..........................   2000        1.429           1.201               1,915,349
                                                               1999        1.124           1.429                 609,907
                                                               1998        1.000           1.124                  43,623

   Lazard International Stock Portfolio (7/98)..............   2003        0.597           0.755               1,216,746
                                                               2002        0.698           0.597               1,133,471
                                                               2001        0.962           0.698               1,929,050
                                                               2000        1.104           0.962               1,100,451
                                                               1999        0.923           1.104                 358,549
                                                               1998        1.000           0.923                 152,201

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2003        0.656           0.782                 512,563
                                                               2002        0.892           0.656                 562,002
                                                               2001        1.170           0.892                 735,283
                                                               2000        1.260           1.170                 679,947
                                                               1999        1.036           1.260                 356,534
                                                               1998        1.000           1.036                  99,898

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.523           0.665                  74,663
                                                               2002        0.810           0.523                  76,383
                                                               2001        1.000           0.810                  11,170

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        0.369           0.497               1,381,403
                                                               2002        0.734           0.369               1,305,919
                                                               2001        0.978           0.734               1,053,178
                                                               2000        1.000           0.978                 538,431

   MFS Value Portfolio (11/98)..............................   2003        0.946           1.159                 766,211
                                                               2002        1.108           0.946                 639,840
                                                               2001        1.116           1.108                 342,122
                                                               2000        1.017           1.116                 255,805
                                                               1999        0.985           1.017                 129,620
                                                               1998        1.000           0.985                  27,741

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                 178,212

   U.S. Government Securities Portfolio (8/98)..............   2003        1.289           1.302               1,476,680
                                                               2002        1.154           1.289               1,518,786
                                                               2001        1.109           1.154               1,138,946
                                                               2000        0.986           1.109                 753,531

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   U.S. Government Securities Portfolio (continued).........   1999        1.046           0.986                 455,487
                                                               1998        1.000           1.046                 167,258

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2003        0.746           0.948                 715,425
                                                               2002        0.996           0.746                 760,548
                                                               2001        1.329           0.996                 983,621
                                                               2000        1.509           1.329               1,113,516
                                                               1999        1.074           1.509                 160,182
                                                               1998        1.000           1.074                  13,025

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        0.637           0.842               1,265,821
                                                               2002        0.961           0.637               1,499,808
                                                               2001        1.019           0.961               1,288,105
                                                               2000        1.000           1.019                 525,230

   Smith Barney High Income Portfolio (8/98)................   2003        0.779           0.977               2,600,507
                                                               2002        0.819           0.779                 925,354
                                                               2001        0.866           0.819               1,067,254
                                                               2000        0.958           0.866                 784,035
                                                               1999        0.949           0.958                 467,863
                                                               1998        1.000           0.949                  99,255

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.872           1.265               2,557,681
                                                               2002        1.179           0.872               2,604,167
                                                               2001        1.371           1.179               2,813,671
                                                               2000        1.498           1.371               2,125,193
                                                               1999        1.165           1.498                 980,806
                                                               1998        1.000           1.165                 222,326

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        0.744           0.949                 428,902
                                                               2002        0.936           0.744                 334,013
                                                               2001        1.000           0.936                 256,409

   Smith Barney Money Market Portfolio (9/98)...............   2003        1.105           1.093               1,317,789
                                                               2002        1.109           1.105              10,584,421
                                                               2001        1.088           1.109               1,314,594
                                                               2000        1.044           1.088                 407,508

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Smith Barney Money Market Portfolio (continued)..........   1999        1.013           1.044                 241,033
                                                               1998        1.000           1.013                 157,837

   Strategic Equity Portfolio (5/01)........................   2003        0.533           0.695                 154,967
                                                               2002        0.817           0.533                  69,419
                                                               2001        1.000           0.817                  27,956

   Travelers Managed Income Portfolio (7/98)................   2003        1.106           1.179               5,337,288
                                                               2002        1.101           1.106               2,627,482
                                                               2001        1.049           1.101               2,644,089
                                                               2000        0.989           1.049               2,026,569
                                                               1999        0.997           0.989                 841,369
                                                               1998        1.000           0.997                 163,644

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.538           0.672                  67,928
                                                               2002        0.813           0.538                  69,091
                                                               2001        1.000           0.813                  45,563

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.689           0.962                 123,215
                                                               2002        0.943           0.689                  63,778
                                                               2001        1.000           0.943                  42,468

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.908           1.234                 338,408
                                                               2002        1.026           0.908                 428,077
                                                               2001        1.000           1.026                 122,335

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        1.000           1.259                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        1.000           1.327                 110,860

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        1.000           1.247                  40,270

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.286                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.239                  13,360

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.244                  13,403

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)........................   2003        1.000           1.439                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2003        1.000           1.362                  31,434

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2003        1.000           1.454                   6,323

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2003        1.000           1.239                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        1.000           1.344                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2003        1.000           1.397                  50,242

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.260                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)............................................   2003        1.000           1.510                  26,578


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Templeton Foreign Securities Fund -- Class 2                2003        1.000           1.344                   2,488
   Shares (8/98)............................................

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        1.000           1.255                      --

   Fundamental Value Portfolio (5/01).......................   2003        1.000           1.417                   7,140

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2003        1.000           1.242                      --

   International Growth Portfolio -- Service Shares (5/00)..   2003        1.000           1.405                      --

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        1.000           1.348                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                 174,658

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                  71,591

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.020                 366,006

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        1.000           1.330                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.326                   9,994

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.538                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2003        1.000           1.398                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Investors Fund -- Class I (10/98)........................   2003        1.000           1.338                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02).............   2003        1.000           1.249                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2003        1.000           1.448                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2003        1.000           1.363                      --

   Equity Income Portfolio (5/03)...........................   2003        1.000           1.232                      --

   Federated High Yield Portfolio (5/02)....................   2003        1.000           1.183                   2,427

   Large Cap Portfolio (8/98)...............................   2003        1.000           1.253                      --

   Lazard International Stock Portfolio (7/98)..............   2003        1.000           1.315                 174,231

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2003        1.000           1.233                      --

   MFS Emerging Growth Portfolio (5/01).....................   2003        1.000           1.278                      --

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        1.000           1.347                  64,369

   MFS Value Portfolio (11/98)..............................   2003        1.000           1.278                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                   8,270

   U.S. Government Securities Portfolio (8/98)..............   2003        1.000           1.005                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2003        1.000           1.295                      --

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        1.000           1.342                   4,871

   Smith Barney High Income Portfolio (8/98)................   2003        1.000           1.221                   1,653

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.000           1.453                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        1.000           1.319                      --

   Smith Barney Money Market Portfolio (9/98)...............   2003        1.000           0.984                  32,745

   Strategic Equity Portfolio (5/01)........................   2003        1.000           1.310                      --

   Travelers Managed Income Portfolio (7/98)................   2003        1.000           1.053                  54,755

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        1.000           1.248                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        1.000           1.438                   3,321

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        1.000           1.406                      --


                                      NOTES

Effective March 31,2003, Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity
Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund -- Series I is no longer available to new contract owners.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.606           0.745                 936,508
                                                               2002        0.883           0.606                 886,637
                                                               2001        1.000           0.883                 388,401

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        0.706           0.918               6,400,024
                                                               2002        0.924           0.706               6,384,732
                                                               2001        1.000           0.924               3,476,961

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        0.580           0.704               1,916,658
                                                               2002        0.854           0.580               1,707,293
                                                               2001        1.000           0.854               1,538,779

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.293                 412,281

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.246               2,140,832

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.251               2,718,996

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)........................   2003        0.781           1.097               2,272,993
                                                               2002        0.898           0.781               2,672,774
                                                               2001        1.012           0.898               3,008,083
                                                               2000        1.503           1.012               2,838,716

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Emerging Markets Portfolio (continued)...................   1999        0.843           1.503               1,105,585
                                                               1998        1.000           0.843                 617,918

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2003        1.302           1.716               4,795,634
                                                               2002        1.267           1.302               5,233,628
                                                               2001        1.185           1.267               4,636,847
                                                               2000        0.917           1.185               4,076,268
                                                               1999        0.958           0.917               2,708,375
                                                               1998        1.000           0.958               1,203,931

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2003        1.115           1.556               4,953,948
                                                               2002        1.201           1.115               4,836,885
                                                               2001        1.093           1.201               4,355,639
                                                               2000        0.940           1.093               3,452,988
                                                               1999        1.005           0.940               2,494,324
                                                               1998        1.000           1.005                 997,680

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2003        0.844           1.005               9,443,487
                                                               2002        1.030           0.844               9,780,653
                                                               2001        1.156           1.030              11,083,820
                                                               2000        1.183           1.156              11,541,680
                                                               1999        1.080           1.183               9,234,694
                                                               1998        1.000           1.080               3,607,198

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        0.982           1.272               8,423,132
                                                               2002        1.235           0.982               9,826,797
                                                               2001        1.339           1.235              10,848,294
                                                               2000        1.202           1.339               8,838,471
                                                               1999        0.992           1.202               4,819,089
                                                               1998        1.000           0.992              11,692,226

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2003        0.881           1.188               6,216,178
                                                               2002        1.256           0.881               6,759,968
                                                               2001        1.508           1.256               8,178,178

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Franklin Small Cap Fund -- Class 2 Shares (continued)....   2000        1.837           1.508               7,011,307
                                                               1999        1.072           1.837               3,616,359
                                                               1998        1.000           1.072               1,140,671

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.843           1.037               1,137,845
                                                               2002        1.000           0.843                 500,854

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2003        0.910           1.368               3,248,308
                                                               2002        0.927           0.910               3,171,808
                                                               2001        1.025           0.927               3,801,879
                                                               2000        1.535           1.025               2,997,201
                                                               1999        1.018           1.535               1,581,452
                                                               1998        1.000           1.018                 553,203

   Templeton Foreign Securities Fund -- Class 2
   Shares (8/98)............................................   2003        0.718           0.933              12,816,765
                                                               2002        0.896           0.718              12,560,850
                                                               2001        1.086           0.896              13,698,000
                                                               2000        1.131           1.086              11,852,349
                                                               1999        0.934           1.131              16,064,588
                                                               1998        1.000           0.934               3,208,623

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        0.760           0.931               5,768,612
                                                               2002        0.938           0.760               4,330,558
                                                               2001        1.000           0.938               1,674,614

   Fundamental Value Portfolio (5/01).......................   2003        0.711           0.969              12,105,628
                                                               2002        0.919           0.711              12,830,574
                                                               2001        1.000           0.919               6,421,437

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2003        0.553           0.672               2,857,638
                                                               2002        0.719           0.553               3,472,994
                                                               2001        0.846           0.719               4,690,847
                                                               2000        1.000           0.846               3,948,994

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   International Growth Portfolio -- Service Shares (5/00)..   2003        0.432           0.571              11,731,586
                                                               2002        0.592           0.432              13,654,878
                                                               2001        0.786           0.592              17,792,716
                                                               2000        1.000           0.786              12,468,964

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.282           0.374              10,946,512
                                                               2002        0.399           0.282              13,232,485
                                                               2001        0.673           0.399              16,270,771
                                                               2000        1.000           0.673               9,922,978

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                  45,922

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                 734,746

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                 819,272

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.127           1.164              16,928,856
                                                               2002        1.051           1.127              18,378,464
                                                               2001        1.000           1.051               5,196,919

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.557           0.723                  99,723
                                                               2002        0.804           0.557                 105,503
                                                               2001        1.000           0.804                 252,273

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.693           0.875               2,815,546
                                                               2002        0.856           0.693               3,088,946
                                                               2001        1.000           0.856               1,329,272

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.873           1.284               1,034,359
                                                               2002        1.086           0.873               1,009,641
                                                               2001        1.000           1.086                 652,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2003        0.694           0.949               7,079,942
                                                               2002        0.942           0.694               6,503,977
                                                               2001        1.000           0.942               3,177,228

   Investors Fund -- Class I (10/98)........................   2003        0.919           1.196              14,753,346
                                                               2002        1.215           0.919              16,296,829
                                                               2001        1.289           1.215              18,303,758
                                                               2000        1.138           1.289              10,810,997
                                                               1999        1.036           1.138               7,439,494
                                                               1998        1.000           1.036               2,216,940

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02).............   2003        0.806           0.978                 974,866
                                                               2002        1.000           0.806                 491,361

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2003        0.811           1.103               2,610,325
                                                               2002        1.073           0.811               2,896,144
                                                               2001        1.048           1.073               3,655,838
                                                               2000        0.989           1.048               3,760,800
                                                               1999        1.035           0.989               3,899,036
                                                               1998        1.000           1.035               1,223,602

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2003        1.120           1.473               3,972,368
                                                               2002        1.330           1.120               4,474,489
                                                               2001        1.410           1.330               6,130,457
                                                               2000        1.229           1.410               6,695,493
                                                               1999        1.102           1.229               5,262,368
                                                               1998        1.000           1.102               1,803,332

   Equity Income Portfolio (5/03)...........................   2003        1.000           1.239                 404,329

   Federated High Yield Portfolio (5/02)....................   2003        0.976           1.175               4,478,693
                                                               2002        1.000           0.976               2,246,332

   Large Cap Portfolio (8/98)...............................   2003        0.741           0.908              20,040,536
                                                               2002        0.976           0.741              22,138,586
                                                               2001        1.201           0.976              26,078,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Large Cap Portfolio (continued)..........................   2000        1.429           1.201              24,049,820
                                                               1999        1.124           1.429              12,235,302
                                                               1998        1.000           1.124               2,626,893

   Lazard International Stock Portfolio (7/98)..............   2003        0.597           0.755              23,795,351
                                                               2002        0.698           0.597              24,811,387
                                                               2001        0.962           0.698              26,495,747
                                                               2000        1.104           0.962              23,431,580
                                                               1999        0.923           1.104              15,199,353
                                                               1998        1.000           0.923               5,353,658

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2003        0.656           0.782               4,644,328
                                                               2002        0.892           0.656               5,607,452
                                                               2001        1.170           0.892               6,795,161
                                                               2000        1.260           1.170               7,319,138
                                                               1999        1.036           1.260               5,602,395
                                                               1998        1.000           1.036               1,147,635

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.523           0.665                 335,710
                                                               2002        0.810           0.523                 301,331
                                                               2001        1.000           0.810                 176,672

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        0.369           0.497              18,965,569
                                                               2002        0.734           0.369              19,149,188
                                                               2001        0.978           0.734              15,757,040
                                                               2000        1.000           0.978               7,778,010

   MFS Value Portfolio (11/98)..............................   2003        0.946           1.159              10,199,982
                                                               2002        1.108           0.946              10,529,874
                                                               2001        1.116           1.108               9,787,956
                                                               2000        1.017           1.116               7,279,135
                                                               1999        0.985           1.017               7,026,564
                                                               1998        1.000           0.985               2,138,258

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                 112,020

   U.S. Government Securities Portfolio (8/98)..............   2003        1.289           1.302              11,809,144
                                                               2002        1.154           1.289              17,746,645
                                                               2001        1.109           1.154              14,184,591
                                                               2000        0.986           1.109              10,402,283

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   U.S. Government Securities Portfolio (continued).........   1999        1.046           0.986               6,962,624
                                                               1998        1.000           1.046               2,467,008

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2003        0.746           0.948              14,432,405
                                                               2002        0.996           0.746              16,802,401
                                                               2001        1.329           0.996              13,039,537
                                                               2000        1.509           1.329              13,689,850
                                                               1999        1.074           1.509               7,917,069
                                                               1998        1.000           1.074               2,829,493

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        0.637           0.842              18,169,599
                                                               2002        0.961           0.637              17,667,518
                                                               2001        1.019           0.961              15,447,962
                                                               2000        1.000           1.019               6,521,820

   Smith Barney High Income Portfolio (8/98)................   2003        0.779           0.977              17,293,158
                                                               2002        0.819           0.779              17,060,498
                                                               2001        0.866           0.819              19,872,625
                                                               2000        0.958           0.866              17,409,472
                                                               1999        0.949           0.958              11,849,075
                                                               1998        1.000           0.949               4,153,841

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.872           1.265              34,959,587
                                                               2002        1.179           0.872              37,813,309
                                                               2001        1.371           1.179              40,179,549
                                                               2000        1.498           1.371              34,728,875
                                                               1999        1.165           1.498              20,512,758
                                                               1998        1.000           1.165               5,546,493

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        0.744           0.949               5,515,565
                                                               2002        0.936           0.744               4,813,912
                                                               2001        1.000           0.936               2,148,792

   Smith Barney Money Market Portfolio (9/98)...............   2003        1.105           1.093              17,203,433
                                                               2002        1.109           1.105              24,522,332
                                                               2001        1.088           1.109              50,263,541
                                                               2000        1.044           1.088              30,154,400

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Smith Barney Money Market Portfolio (continued)..........   1999        1.013           1.044              15,470,047
                                                               1998        1.000           1.013              16,945,764

   Strategic Equity Portfolio (5/01)........................   2003        0.533           0.695               1,112,984
                                                               2002        0.817           0.533               1,201,346
                                                               2001        1.000           0.817                 631,165

   Travelers Managed Income Portfolio (7/98)................   2003        1.106           1.179              43,596,461
                                                               2002        1.101           1.106              46,789,996
                                                               2001        1.049           1.101              52,746,610
                                                               2000        0.989           1.049              43,936,884
                                                               1999        0.997           0.989              29,609,709
                                                               1998        1.000           0.997               9,136,205

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.538           0.672                 555,104
                                                               2002        0.813           0.538                 552,800
                                                               2001        1.000           0.813                 531,538

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.689           0.962               1,401,962
                                                               2002        0.943           0.689               1,392,276
                                                               2001        1.000           0.943                 941,855

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.908           1.234               2,518,082
                                                               2002        1.026           0.908               2,260,935
                                                               2001        1.000           1.026                 423,144

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        1.000           1.259                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        1.000           1.327                  95,890

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        1.000           1.247                   2,545

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.286                  25,536

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.239                 600,909

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.244                 610,611

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)........................   2003        1.000           1.439                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2003        1.000           1.362                 108,202

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2003        1.000           1.454                 194,731

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2003        1.000           1.239                  24,820

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        1.000           1.344                   1,993

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2003        1.000           1.397                  56,880

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.260                  29,383

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2003        1.000           1.510                  48,856

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Templeton Foreign Securities Fund -- Class 2                2003        1.000           1.344                 212,633
   Shares (8/98)............................................

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        1.000           1.255                 118,552

   Fundamental Value Portfolio (5/01).......................   2003        1.000           1.417                 168,543

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2003        1.000           1.242                      --

   International Growth Portfolio -- Service Shares (5/00)..   2003        1.000           1.405                  18,664

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        1.000           1.348                  49,764

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                  25,095

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                 184,192

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                 209,478

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.020               1,122,021

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        1.000           1.330                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.326                  56,811

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.538                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2003        1.000           1.398                  42,277


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Investors Fund -- Class I (10/98)........................   2003        1.000           1.338                 142,357

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02).............   2003        1.000           1.249                  37,100

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2003        1.000           1.448                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2003        1.000           1.363                      --

   Equity Income Portfolio (5/03)...........................   2003        1.000           1.232                  28,483

   Federated High Yield Portfolio (5/02)....................   2003        1.000           1.183                 192,510

   Large Cap Portfolio (8/98)...............................   2003        1.000           1.253                  70,978

   Lazard International Stock Portfolio (7/98)..............   2003        1.000           1.315                 101,537

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2003        1.000           1.233                   1,046

   MFS Emerging Growth Portfolio (5/01).....................   2003        1.000           1.278                   3,655

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        1.000           1.347                  95,537

   MFS Value Portfolio (11/98)..............................   2003        1.000           1.278                 108,184

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                  40,443

   U.S. Government Securities Portfolio (8/98)..............   2003        1.000           1.005                 267,916

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2003        1.000           1.295                  56,682

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        1.000           1.342                 550,111

   Smith Barney High Income Portfolio (8/98)................   2003        1.000           1.221                  77,968

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.000           1.453                 353,819


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        1.000           1.319                  63,633

   Smith Barney Money Market Portfolio (9/98)...............   2003        1.000           0.984                 292,702

   Strategic Equity Portfolio (5/01)........................   2003        1.000           1.310                  12,363

   Travelers Managed Income Portfolio (7/98)................   2003        1.000           1.053                 401,215

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        1.000           1.248                  31,824

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        1.000           1.438                  84,883

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        1.000           1.406                 238,933


                                      NOTES

Effective March 31,2003, Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity
Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund -- Series I is no longer available to new contract owners.

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


                                   APPENDIX C
--------------------------------------------------------------------------------
               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Accountants
                         Condensed Financial Information
                         Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, One Cityplace, 3CP,Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.

Name:
            --------------------------------------------------------------------

Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

L-21254                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                               MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY................................................          2
PRINCIPAL UNDERWRITER................................................          2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT....................          2
VALUATION OF ASSETS..................................................          3
FEDERAL TAX CONSIDERATIONS...........................................          4
INDEPENDENT AUDITORS.................................................          7
CONDENSED FINANCIAL INFORMATION......................................          8
FINANCIAL STATEMENTS.................................................        F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account TM for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

---------------   ----------------------------   ----------------------------
                           UNDERWRITING                    AMOUNT OF
                           COMMISSIONS                   UNDERWRITING
                          PAID TO TDLLC                   COMMISSIONS
YEAR                      BY THE COMPANY               RETAINED BY TDLLC
---------------   ----------------------------   ----------------------------
2003                       $73,223                           $0
---------------   ----------------------------   ----------------------------
2002                       $88,393                           $0
---------------   ----------------------------   ----------------------------
2001                      $104,518                           $0
---------------   ----------------------------   ----------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account TM for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                                  MARQUIS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.604            0.742               264,253
                                                               2002        0.882            0.604               292,467
                                                               2001        1.000            0.882               440,661

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        0.704            0.914             2,547,676
                                                               2002        0.923            0.704             2,292,731
                                                               2001        1.000            0.923             1,478,947

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        0.579            0.701               341,246
                                                               2002        0.853            0.579               423,365
                                                               2001        1.000            0.853               418,899

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000            1.292                55,156

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000            1.244               364,404

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000            1.249             2,485,924

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        0.776            1.088               644,246
                                                               2002        0.894            0.776               858,132
                                                               2001        1.008            0.894               848,987
                                                               2000        1.500            1.008             1,022,687
                                                               1999        0.842            1.500               272,106
                                                               1998        1.000            0.842                 4,069

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.293            1.702             1,069,309
                                                               2002        1.260            1.293             1,115,385
                                                               2001        1.180            1.260               674,357
                                                               2000        0.915            1.180               289,607
                                                               1999        0.957            0.915               162,017
                                                               1998        1.000            0.957                 5,447

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.108            1.544               724,641
                                                               2002        1.195            1.108             1,048,352
                                                               2001        1.089            1.195               727,747
                                                               2000        0.938            1.089               260,779
                                                               1999        1.005            0.938                65,404
                                                               1998        1.000            1.005                     -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        0.838            0.997             6,540,266
                                                               2002        1.025            0.838             6,549,091
                                                               2001        1.151            1.025             3,349,615
                                                               2000        1.180            1.151             1,486,816
                                                               1999        1.079            1.180               341,217
                                                               1998        1.000            1.079                17,190

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        0.976            1.262             2,722,326
                                                               2002        1.229            0.976             2,966,333
                                                               2001        1.334            1.229             2,430,911
                                                               2000        1.199            1.334             1,354,906
                                                               1999        0.992            1.199               309,595
                                                               1998        1.000            0.992                 9,007

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        0.875            1.179             1,080,564
                                                               2002        1.250            0.875               951,215
                                                               2001        1.502            1.250               986,457
                                                               2000        1.833            1.502             1,042,894
                                                               1999        1.071            1.833               167,293
                                                               1998        1.000            1.071                10,436

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842            1.035             1,607,974
                                                               2002        1.000            0.842               252,972

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2003        0.904            1.357               333,216

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2002        0.922            0.904               313,884
                                                               2001        1.022            0.922               342,341
                                                               2000        1.532            1.022               221,812
                                                               1999        1.018            1.532               135,187
                                                               1998        1.000            1.018                 2,959

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        0.713            0.925             2,276,050
                                                               2002        0.892            0.713             1,817,725
                                                               2001        1.082            0.892             1,379,012
                                                               2000        1.129            1.082               668,980
                                                               1999        0.933            1.129                75,785
                                                               1998        1.000            0.933                21,233

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.759            0.928             2,195,554
                                                               2002        0.937            0.759             2,240,596
                                                               2001        1.000            0.937               863,637

   Fundamental Value Portfolio (5/01)                          2003        0.709            0.965             3,307,065
                                                               2002        0.918            0.709             3,911,113
                                                               2001        1.000            0.918             2,926,674

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        0.551            0.668             1,663,963
                                                               2002        0.717            0.551             1,720,498
                                                               2001        0.846            0.717             1,303,309
                                                               2000        1.000            0.846             1,043,900

   International Growth Portfolio - Service Shares (5/00)      2003        0.430            0.568             2,196,094
                                                               2002        0.590            0.430             2,550,689
                                                               2001        0.785            0.590             3,907,772
                                                               2000        1.000            0.785             2,203,837

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.281            0.372             2,297,905
                                                               2002        0.398            0.281             2,460,041
                                                               2001        0.672            0.398             2,701,933
                                                               2000        1.000            0.672             2,662,644

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000            1.332                12,349

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000            1.241               209,048

   Mid-Cap Value Portfolio (5/03)                              2003        1.000            1.256                82,052

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.124            1.159             6,926,352
                                                               2002        1.050            1.124             7,439,208
                                                               2001        1.000            1.050             3,417,746

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.555            0.720                22,985
                                                               2002        0.803            0.555                58,395
                                                               2001        1.000            0.803                59,286

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691            0.872             3,448,096
                                                               2002        0.855            0.691             3,348,588
                                                               2001        1.000            0.855             1,444,116

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871            1.279               330,842
                                                               2002        1.085            0.871               344,550

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.000            1.085               192,578

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        0.692            0.945             1,922,661
                                                               2002        0.941            0.692             1,923,931
                                                               2001        1.000            0.941               844,818

   Investors Fund - Class I (10/98)                            2003        0.913            1.186             5,371,276
                                                               2002        1.209            0.913             5,470,812
                                                               2001        1.285            1.209             3,823,616
                                                               2000        1.135            1.285               734,489
                                                               1999        1.036            1.135                24,672
                                                               1998        1.000            1.036                     -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        0.805            0.976               244,645
                                                               2002        1.000            0.805                76,545

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        0.805            1.094               189,594
                                                               2002        1.068            0.805               216,085
                                                               2001        1.044            1.068               256,273
                                                               2000        0.987            1.044               199,336
                                                               1999        1.035            0.987                46,628
                                                               1998        1.000            1.035                 5,193

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.113            1.461               233,552
                                                               2002        1.323            1.113               258,273
                                                               2001        1.405            1.323               378,136
                                                               2000        1.227            1.405               401,575
                                                               1999        1.101            1.227                39,328
                                                               1998        1.000            1.101                 7,351

   Equity Income Portfolio (5/03)                              2003        1.000            1.237               172,268

   Federated High Yield Portfolio (5/02)                       2003        0.975            1.172               367,973
                                                               2002        1.000            0.975               181,353

   Large Cap Portfolio (8/98)                                  2003        0.736            0.901             3,126,463
                                                               2002        0.971            0.736             3,285,189
                                                               2001        1.197            0.971             3,571,512
                                                               2000        1.426            1.197             3,346,531
                                                               1999        1.123            1.426               714,812
                                                               1998        1.000            1.123                 4,881

   Lazard International Stock Portfolio (7/98)                 2003        0.593            0.749             2,447,929
                                                               2002        0.694            0.593             2,460,214
                                                               2001        0.958            0.694             2,836,240
                                                               2000        1.102            0.958             3,161,046
                                                               1999        0.922            1.102               697,501
                                                               1998        1.000            0.922                23,016

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        0.652            0.776             1,438,069
                                                               2002        0.887            0.652             1,566,894
                                                               2001        1.166            0.887             2,594,224
                                                               2000        1.258            1.166             2,737,747
                                                               1999        1.036            1.258               525,554
                                                               1998        1.000            1.036                     -

   MFS Emerging Growth Portfolio (5/01)                        2003        0.522            0.662               141,191
                                                               2002        0.809            0.522               145,253

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2001        1.000            0.809                87,450

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.368            0.495             4,246,811
                                                               2002        0.732            0.368             4,329,824
                                                               2001        0.977            0.732             4,327,602
                                                               2000        1.000            0.977             1,930,852

   MFS Value Portfolio (11/98)                                 2003        0.940            1.149             1,389,379
                                                               2002        1.102            0.940             1,302,063
                                                               2001        1.112            1.102             1,138,085
                                                               2000        1.015            1.112               751,345
                                                               1999        0.985            1.015               305,754
                                                               1998        1.000            0.985                     -

   Pioneer Fund Portfolio (5/03)                               2003        1.000            1.213                16,209

   U.S. Government Securities Portfolio (8/98)                 2003        1.280            1.292             2,322,511
                                                               2002        1.148            1.280             3,244,509
                                                               2001        1.105            1.148             2,918,731
                                                               2000        0.984            1.105             2,100,583
                                                               1999        1.045            0.984               208,167
                                                               1998        1.000            1.045                     -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        0.741            0.940             1,889,131
                                                               2002        0.991            0.741             2,109,086
                                                               2001        1.325            0.991             2,315,971
                                                               2000        1.506            1.325             2,170,383
                                                               1999        1.073            1.506               227,578
                                                               1998        1.000            1.073                21,451

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        0.634            0.837             4,936,010
                                                               2002        0.959            0.634             5,464,999
                                                               2001        1.018            0.959             4,913,657
                                                               2000        1.000            1.018             1,326,488

   Smith Barney High Income Portfolio (8/98)                   2003        0.774            0.969             2,442,970
                                                               2002        0.815            0.774             2,576,967
                                                               2001        0.863            0.815             2,307,439
                                                               2000        0.956            0.863             1,697,909
                                                               1999        0.949            0.956               522,735
                                                               1998        1.000            0.949                 4,997

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.866            1.254             6,334,061
                                                               2002        1.173            0.866             7,036,897
                                                               2001        1.366            1.173             7,363,662
                                                               2000        1.495            1.366             5,957,460
                                                               1999        1.164            1.495             1,314,065
                                                               1998        1.000            1.164                19,674

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        0.742            0.946             2,662,783
                                                               2002        0.935            0.742             2,697,675
                                                               2001        1.000            0.935             1,508,597

   Smith Barney Money Market Portfolio (9/98)                  2003        1.097            1.084             2,396,380
                                                               2002        1.104            1.097             4,725,650
                                                               2001        1.084            1.104             4,801,332
                                                               2000        1.041            1.084               934,410
                                                               1999        1.013            1.041               190,529
                                                               1998        1.000            1.013                     -

   Strategic Equity Portfolio (5/01)                           2003        0.532            0.692               220,890
                                                               2002        0.816            0.532               151,838
                                                               2001        1.000            0.816               196,430

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

   Travelers Managed Income Portfolio (7/98)                   2003        1.099            1.170             5,398,515
                                                               2002        1.096            1.099             5,399,854
                                                               2001        1.046            1.096             5,781,643
                                                               2000        0.987            1.046             3,541,022
                                                               1999        0.997            0.987               818,644
                                                               1998        1.000            0.997                14,831

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.537            0.669               116,185
                                                               2002        0.812            0.537               110,067
                                                               2001        1.000            0.812                74,046

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.688            0.958               317,197
                                                               2002        0.942            0.688               375,220
                                                               2001        1.000            0.942               283,397

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.905            1.229               863,241
                                                               2002        1.025            0.905               800,501
                                                               2001        1.000            1.025               176,585


                                  MARQUIS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.781            0.958                     -
                                                               2002        1.142            0.781                     -
                                                               2001        1.000            1.142                     -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        0.872            1.131                     -
                                                               2002        1.144            0.872                     -
                                                               2001        1.000            1.144                     -

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        0.802            0.970                     -
                                                               2002        1.183            0.802                     -
                                                               2001        1.000            1.183                     -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000            1.291                     -

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000            1.244                     -

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000            1.248                     -

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        1.048            1.469                     -
                                                               2002        1.208            1.048                     -
                                                               2001        1.000            1.208                     -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.128            1.482                     -
                                                               2002        1.100            1.128                     -
                                                               2001        1.000            1.100                     -


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.105            1.538                     -
                                                               2002        1.193            1.105                     -
                                                               2001        1.000            1.193                     -
Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        0.910            1.082                     -
                                                               2002        1.115            0.910                     -
                                                               2001        1.000            1.115                     -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        0.940            1.214                     -
                                                               2002        1.185            0.940                     -
                                                               2001        1.000            1.185                     -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        0.858            1.155                     -
                                                               2002        1.227            0.858                     -
                                                               2001        1.000            1.227                     -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842            1.033                     -
                                                               2002        1.000            0.842                     -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2003        1.115            1.673                     -
                                                               2002        1.138            1.115                     -
                                                               2001        1.000            1.138                     -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        0.906            1.174                     -
                                                               2002        1.134            0.906                     -
                                                               2001        1.000            1.134                     -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.919            1.123                     -
                                                               2002        1.136            0.919                     -
                                                               2001        1.000            1.136                     -

   Fundamental Value Portfolio (5/01)                          2003        0.905            1.230                     -
                                                               2002        1.172            0.905                     -
                                                               2001        1.000            1.172                     -

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        0.864            1.046                     -
                                                               2002        1.126            0.864                     -
                                                               2001        1.000            1.126                     -

   International Growth Portfolio - Service Shares (5/00)      2003        0.853            1.125                     -
                                                               2002        1.171            0.853                     -
                                                               2001        1.000            1.171                     -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.816            1.079                     -
                                                               2002        1.158            0.816                     -
                                                               2001        1.000            1.158                     -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000            1.331                     -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000            1.240                     -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000            1.255                     -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.072            1.105                     -
                                                               2002        1.003            1.072                     -
                                                               2001        1.000            1.003                     -


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.851            1.102                     -
                                                               2002        1.233            0.851                     -
                                                               2001        1.000            1.233                     -

   Putnam VT International Equity Fund - Class IB

   Shares (5/01)                                               2003        0.918            1.158                     -
                                                               2002        1.137            0.918                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.978            1.436                     -
                                                               2002        1.221            0.978                     -
                                                               2001        1.000            1.221                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        0.828            1.129                     -
                                                               2002        1.127            0.828                     -
                                                               2001        1.000            1.127                     -

   Investors Fund - Class I (10/98)                            2003        0.855            1.110                     -
                                                               2002        1.133            0.855                     -
                                                               2001        1.000            1.133                     -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        0.804            0.974                     -
                                                               2002        1.000            0.804                     -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        0.899            1.220                     -
                                                               2002        1.193            0.899                     -
                                                               2001        1.000            1.193                     -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.003            1.316                     -
                                                               2002        1.194            1.003                     -
                                                               2001        1.000            1.194                     -

   Equity Income Portfolio (5/03)                              2003        1.000            1.237                     -

   Federated High Yield Portfolio (5/02)                       2003        0.975            1.170                     -
                                                               2002        1.000            0.975                     -

   Large Cap Portfolio (8/98)                                  2003        0.861            1.053                     -
                                                               2002        1.137            0.861                     -
                                                               2001        1.000            1.137                     -

   Lazard International Stock Portfolio (7/98)                 2003        0.904            1.140                     -
                                                               2002        1.059            0.904                     -
                                                               2001        1.000            1.059                     -

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        0.845            1.004                     -
                                                               2002        1.151            0.845                     -
                                                               2001        1.000            1.151                     -

   MFS Emerging Growth Portfolio (5/01)                        2003        0.786            0.995                     -
                                                               2002        1.218            0.786                     -
                                                               2001        1.000            1.218                     -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.613            0.824                     -
                                                               2002        1.221            0.613                     -
                                                               2001        1.000            1.221                     -

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Value Portfolio (11/98)                                 2003        0.959            1.172                     -
                                                               2002        1.126            0.959                     -
                                                               2001        1.000            1.126                     -

   Pioneer Fund Portfolio (5/03)                               2003        1.000            1.212                     -

   U.S. Government Securities Portfolio (8/98)                 2003        1.112            1.121                     -
                                                               2002        0.998            1.112                     -
                                                               2001        1.000            0.998                     -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        0.900            1.142                     -
                                                               2002        1.206            0.900                     -
                                                               2001        1.000            1.206                     -

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        0.801            1.057                     -
                                                               2002        1.213            0.801                     -
                                                               2001        1.000            1.213                     -

   Smith Barney High Income Portfolio (8/98)                   2003        0.984            1.231                     -
                                                               2002        1.037            0.984                     -
                                                               2001        1.000            1.037                     -

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.871            1.261                     -
                                                               2002        1.181            0.871                     -
                                                               2001        1.000            1.181                     -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        0.978            1.244                     -
                                                               2002        1.232            0.978                     -
                                                               2001        1.000            1.232                     -

   Smith Barney Money Market Portfolio (9/98)                  2003        0.993            0.981                     -
                                                               2002        1.000            0.993                     -
                                                               2001        1.000            1.000                     -

   Strategic Equity Portfolio (5/01)                           2003        0.748            0.972                     -
                                                               2002        1.148            0.748                     -
                                                               2001        1.000            1.148                     -

   Travelers Managed Income Portfolio (7/98)                   2003        0.982            1.045                     -
                                                               2002        0.980            0.982                     -
                                                               2001        1.000            0.980                     -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.748            0.932                     -
                                                               2002        1.133            0.748                     -
                                                               2001        1.000            1.133                     -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.886            1.233                     -
                                                               2002        1.215            0.886                     -
                                                               2001        1.000            1.215                     -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.991            1.344                     -
                                                               2002        1.123            0.991                     -
                                                               2001        1.000            1.123                     -

                                  MARQUIS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.780            0.955                26,335
                                                               2002        1.142            0.780                23,369
                                                               2001        1.000            1.142                     -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        0.871            1.127               197,431
                                                               2002        1.144            0.871               145,936
                                                               2001        1.000            1.144                     -

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        0.801            0.967               252,624
                                                               2002        1.182            0.801               306,287
                                                               2001        1.000            1.182                     -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000            1.290                16,096

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000            1.242               440,898

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000            1.247               228,921

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        1.046            1.464                31,073
                                                               2002        1.208            1.046                36,682
                                                               2001        1.000            1.208                     -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.126            1.477               155,002
                                                               2002        1.100            1.126               105,316
                                                               2001        1.000            1.100                12,684

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.103            1.533                94,821
                                                               2002        1.193            1.103                   598
                                                               2001        1.000            1.193                     -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        0.909            1.078               267,894
                                                               2002        1.114            0.909               212,634
                                                               2001        1.000            1.114                52,192

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        0.938            1.210                88,053
                                                               2002        1.185            0.938                77,768
                                                               2001        1.000            1.185                20,114

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        0.857            1.151                97,960
                                                               2002        1.227            0.857                87,881
                                                               2001        1.000            1.227                     -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841            1.030                78,196
                                                               2002        1.000            0.841                10,962

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2003        1.113            1.667                91,342
                                                               2002        1.138            1.113                 1,793
                                                               2001        1.000            1.138                     -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        0.904            1.170               116,592
                                                               2002        1.133            0.904                32,833
                                                               2001        1.000            1.133                     -


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.917            1.119               318,569
                                                               2002        1.136            0.917                57,650
                                                               2001        1.000            1.136                     -

   Fundamental Value Portfolio (5/01)                          2003        0.903            1.226               146,609
                                                               2002        1.172            0.903               109,611
                                                               2001        1.000            1.172                60,860

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        0.862            1.043                     -
                                                               2002        1.126            0.862                     -
                                                               2001        1.000            1.126                     -

   International Growth Portfolio - Service Shares (5/00)      2003        0.851            1.121                     -
                                                               2002        1.171            0.851                     -
                                                               2001        1.000            1.171                     -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.815            1.075                21,208
                                                               2002        1.157            0.815                     -
                                                               2001        1.000            1.157                     -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000            1.330                24,476

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000            1.239               112,259

   Mid-Cap Value Portfolio (5/03)                              2003        1.000            1.254               265,680

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.070            1.101               878,853
                                                               2002        1.002            1.070               603,634
                                                               2001        1.000            1.002               142,712

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.850            1.099                     -
                                                               2002        1.233            0.850                     -
                                                               2001        1.000            1.233                     -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.917            1.154               230,770
                                                               2002        1.137            0.917               129,081
                                                               2001        1.000            1.137                27,332

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.976            1.431                25,653
                                                               2002        1.220            0.976                 8,644
                                                               2001        1.000            1.220                 6,625

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        0.827            1.126                55,203
                                                               2002        1.127            0.827                66,953
                                                               2001        1.000            1.127                41,655

   Investors Fund - Class I (10/98)                            2003        0.854            1.106               326,602
                                                               2002        1.133            0.854               271,336
                                                               2001        1.000            1.133                80,548

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        0.803            0.971                27,528
                                                               2002        1.000            0.803                     -

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        0.897            1.216                     -
                                                               2002        1.193            0.897                     -
                                                               2001        1.000            1.193                     -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.001            1.311                     -
                                                               2002        1.193            1.001                     -
                                                               2001        1.000            1.193                     -

   Equity Income Portfolio (5/03)                              2003        1.000            1.235                21,934

   Federated High Yield Portfolio (5/02)                       2003        0.974            1.167               136,049
                                                               2002        1.000            0.974                24,257

   Large Cap Portfolio (8/98)                                  2003        0.859            1.049                20,618
                                                               2002        1.137            0.859                21,372
                                                               2001        1.000            1.137                     -

   Lazard International Stock Portfolio (7/98)                 2003        0.902            1.136               420,351
                                                               2002        1.058            0.902               324,651
                                                               2001        1.000            1.058                     -

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        0.843            1.001                     -
                                                               2002        1.151            0.843                     -
                                                               2001        1.000            1.151                     -

   MFS Emerging Growth Portfolio (5/01)                        2003        0.784            0.992                24,105
                                                               2002        1.218            0.784                     -
                                                               2001        1.000            1.218                     -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.612            0.821               277,040
                                                               2002        1.221            0.612               291,957
                                                               2001        1.000            1.221                     -

   MFS Value Portfolio (11/98)                                 2003        0.957            1.168               218,389
                                                               2002        1.125            0.957               158,316
                                                               2001        1.000            1.125                     -

   Pioneer Fund Portfolio (5/03)                               2003        1.000            1.211                41,592

   U.S. Government Securities Portfolio (8/98)                 2003        1.110            1.117                19,379
                                                               2002        0.998            1.110                 2,026
                                                               2001        1.000            0.998                 1,884

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        0.899            1.138                45,259
                                                               2002        1.206            0.899                 2,406
                                                               2001        1.000            1.206                     -

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        0.799            1.053               376,618
                                                               2002        1.212            0.799               117,751
                                                               2001        1.000            1.212                78,988

   Smith Barney High Income Portfolio (8/98)                   2003        0.982            1.227                 7,726
                                                               2002        1.037            0.982                     -
                                                               2001        1.000            1.037                12,607

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.870            1.257               230,264
                                                               2002        1.181            0.870                21,795
                                                               2001        1.000            1.181                11,592


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        0.976            1.240               183,618
                                                               2002        1.232            0.976               102,369
                                                               2001        1.000            1.232                19,553

   Smith Barney Money Market Portfolio (9/98)                  2003        0.992            0.977               153,275
                                                               2002        1.000            0.992               163,483
                                                               2001        1.000            1.000                 6,150

   Strategic Equity Portfolio (5/01)                           2003        0.746            0.969                94,251
                                                               2002        1.147            0.746                     -
                                                               2001        1.000            1.147                     -

   Travelers Managed Income Portfolio (7/98)                   2003        0.981            1.041               668,862
                                                               2002        0.980            0.981               779,899
                                                               2001        1.000            0.980                29,869

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.747            0.929                59,685
                                                               2002        1.133            0.747                     -
                                                               2001        1.000            1.133                     -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.884            1.229                60,043
                                                               2002        1.214            0.884                38,080
                                                               2001        1.000            1.214                     -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.989            1.339                94,573
                                                               2002        1.123            0.989                     -
                                                               2001        1.000            1.123                     -


                                  MARQUIS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        1.000            1.262                     -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        1.000            1.329                44,656

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        1.000            1.250                61,353

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000            1.288               395,571

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000            1.241             1,697,642

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000            1.246             1,426,754

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        1.000            1.442                     -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.000            1.364               204,225

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.000            1.458               139,725

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        1.000            1.241               539,625

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.000            1.347               174,872

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        1.000            1.400               172,309

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000            1.263               725,735

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2003        1.000            1.513               118,921

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        1.000            1.347               512,208

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        1.000            1.257               995,312

   Fundamental Value Portfolio (5/01)                          2003        1.000            1.420               400,792

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        1.000            1.245                15,437

   International Growth Portfolio - Service Shares (5/00)      2003        1.000            1.408                44,569

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000            1.351                69,951

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000            1.328                 9,053

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000            1.237               265,654

   Mid-Cap Value Portfolio (5/03)                              2003        1.000            1.252               293,361

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.000            1.022             2,441,513

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        1.000            1.333                     -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000            1.329               291,843

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000            1.541                54,749

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (5/01)                               2003        1.000            1.401               196,088

   Investors Fund - Class I (10/98)                            2003        1.000            1.341               455,626

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        1.000            1.252                38,240

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        1.000            1.451                     -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.000            1.366                     -

   Equity Income Portfolio (5/03)                              2003        1.000            1.234               280,578

   Federated High Yield Portfolio (5/02)                       2003        1.000            1.186               307,785


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Large Cap Portfolio (8/98)                                  2003        1.000            1.256               111,403

   Lazard International Stock Portfolio (7/98)                 2003        1.000            1.318               286,204

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        1.000            1.236               114,603

   MFS Emerging Growth Portfolio (5/01)                        2003        1.000            1.281                17,666

   MFS Mid Cap Growth Portfolio (5/00)                         2003        1.000            1.350               186,774

   MFS Value Portfolio (11/98)                                 2003        1.000            1.280               195,353

   Pioneer Fund Portfolio (5/03)                               2003        1.000            1.210                19,011

   U.S. Government Securities Portfolio (8/98)                 2003        1.000            1.007               207,601

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        1.000            1.298               227,525

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        1.000            1.345               841,298

   Smith Barney High Income Portfolio (8/98)                   2003        1.000            1.223               209,324

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.000            1.456               497,899

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        1.000            1.322               355,927

   Smith Barney Money Market Portfolio (9/98)                  2003        1.000            0.986               485,286

   Strategic Equity Portfolio (5/01)                           2003        1.000            1.313                30,738

   Travelers Managed Income Portfolio (7/98)                   2003        1.000            1.055               616,495

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        1.000            1.251                 6,766

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000            1.441                34,420

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000            1.409               221,008


                                  MARQUIS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        1.000            1.261                     -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        1.000            1.328                     -

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        1.000            1.249                     -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000            1.287                     -

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000            1.240                     -
   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000            1.245                     -


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        1.000            1.441                     -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.000            1.363                     -

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.000            1.456                     -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        1.000            1.240                     -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.000            1.346                     -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        1.000            1.399                     -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000            1.262                     -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2003        1.000            1.512                     -

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        1.000            1.346                     -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        1.000            1.256                22,135

   Fundamental Value Portfolio (5/01)                          2003        1.000            1.419                     -

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        1.000            1.244                     -

   International Growth Portfolio - Service Shares (5/00)      2003        1.000            1.407                     -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000            1.350                     -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000            1.327                     -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000            1.237                     -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000            1.252                     -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.000            1.022                     -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        1.000            1.332                     -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000            1.328                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000            1.540                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        1.000            1.400                     -

   Investors Fund - Class I (10/98)                            2003        1.000            1.340                     -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        1.000            1.251                     -

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        1.000            1.450                     -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.000            1.365                     -

   Equity Income Portfolio (5/03)                              2003        1.000            1.233                     -

   Federated High Yield Portfolio (5/02)                       2003        1.000            1.185                     -

   Large Cap Portfolio (8/98)                                  2003        1.000            1.255                     -

   Lazard International Stock Portfolio (7/98)                 2003        1.000            1.317                     -

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        1.000            1.235                     -

   MFS Emerging Growth Portfolio (5/01)                        2003        1.000            1.280                     -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        1.000            1.348                     -

   MFS Value Portfolio (11/98)                                 2003        1.000            1.279                     -

   Pioneer Fund Portfolio (5/03)                               2003        1.000            1.209                     -

   U.S. Government Securities Portfolio (8/98)                 2003        1.000            1.006                     -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        1.000            1.297                     -

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        1.000            1.343                     -

   Smith Barney High Income Portfolio (8/98)                   2003        1.000            1.222                     -

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.000            1.455                     -

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        1.000            1.321                     -

   Smith Barney Money Market Portfolio (9/98)                  2003        1.000            0.985                     -

   Strategic Equity Portfolio (5/01)                           2003        1.000            1.312                     -

   Travelers Managed Income Portfolio (7/98)                   2003        1.000            1.054                     -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        1.000            1.250                     -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000            1.440                     -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000            1.408                     -



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund - Series I is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2003

                           THE TRAVELERS SEPARATE ACCOUNT TM
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                           AIM V.I.       ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN          GLOBAL
                                           PREMIER            GROWTH AND            PREMIER               GROWTH
                                           EQUITY               INCOME               GROWTH               FUND -
                                           FUND -            PORTFOLIO -          PORTFOLIO -             CLASS 2
                                          SERIES I             CLASS B              CLASS B               SHARES
                                         ----------       -----------------    -----------------        ----------
ASSETS:
  Investments at market value:           $  263,576           $3,287,635           $  879,869           $  612,581

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              263,576            3,287,635              879,869              612,581
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   61                  771                  214                  169
    Administrative fees ......                    5                   67                   18                   13
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                   66                  838                  232                  182
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  263,510           $3,286,797           $  879,637           $  612,399
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                         DELAWARE
                                           GROWTH           GROWTH-INCOME                                VIP REIT
                                           FUND -               FUND -               EMERGING            SERIES -
                                           CLASS 2             CLASS 2               MARKETS             STANDARD
                                           SHARES               SHARES              PORTFOLIO             CLASS
                                         ----------         -------------          ----------           ----------
ASSETS:
  Investments at market value:           $3,215,849           $5,383,785           $  912,976           $3,180,682

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            3,215,849            5,383,785              912,976            3,180,682
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  869                1,344                  208                  749
    Administrative fees ......                   65                  110                   18                   65
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  934                1,454                  226                  814
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $3,214,915           $5,382,331           $  912,750           $3,179,868
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                            TEMPLETON
                                            DREYFUS VIF                                  MUTUAL             DEVELOPING
  DELAWARE VIP         DREYFUS VIF           DEVELOPING            FRANKLIN              SHARES              MARKETS
    SMALL CAP          APPRECIATION           LEADERS              SMALL CAP           SECURITIES           SECURITIES
 VALUE SERIES -        PORTFOLIO -          PORTFOLIO -             FUND -               FUND -               FUND -
    STANDARD             INITIAL              INITIAL               CLASS 2             CLASS 2              CLASS 2
      CLASS               SHARES               SHARES               SHARES               SHARES               SHARES
 --------------        ------------         -----------           ----------           ----------           ----------
   $1,890,709           $8,137,323           $4,271,057           $2,063,608           $2,801,306           $1,031,142


           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    1,890,709            8,137,323            4,271,057            2,063,608            2,801,306            1,031,142
   ----------           ----------           ----------           ----------           ----------           ----------




          450                1,907                  998                  489                  695                  246
           39                  165                   87                   42                   57                   20
   ----------           ----------           ----------           ----------           ----------           ----------

          489                2,072                1,085                  531                  752                  266
   ----------           ----------           ----------           ----------           ----------           ----------

   $1,890,220           $8,135,251           $4,269,972           $2,063,077           $2,800,554           $1,030,876
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          TEMPLETON
                                           FOREIGN                                                      GROWTH AND
                                         SECURITIES                                                       INCOME
                                           FUND -                                  FUNDAMENTAL         PORTFOLIO -
                                           CLASS 2           APPRECIATION             VALUE              SERVICE
                                           SHARES              PORTFOLIO            PORTFOLIO             SHARES
                                         ----------          -----------           ----------          -----------
ASSETS:
  Investments at market value:           $3,558,263           $4,412,072           $4,998,811           $1,387,857

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            3,558,263            4,412,072            4,998,811            1,387,857
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  844                1,088                1,173                  316
    Administrative fees ......                   72                   90                  102                   28
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  916                1,178                1,275                  344
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $3,557,347           $4,410,894           $4,997,536           $1,387,513
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

  INTERNATIONAL            MID CAP                                                                                  TOTAL
     GROWTH                 GROWTH                LAZARD                                                            RETURN
   PORTFOLIO -           PORTFOLIO -            RETIREMENT           GROWTH AND              MID-CAP             PORTFOLIO -
     SERVICE               SERVICE              SMALL CAP              INCOME                 VALUE             ADMINISTRATIVE
     SHARES                 SHARES              PORTFOLIO             PORTFOLIO             PORTFOLIO               CLASS
  -------------          -----------           -----------           -----------           -----------          --------------
   $ 1,671,375           $ 1,366,578           $    62,366           $ 1,083,205           $ 1,004,560           $18,590,888


            --                    --                    --                    --                    --                    --
   -----------           -----------           -----------           -----------           -----------           -----------

     1,671,375             1,366,578                62,366             1,083,205             1,004,560            18,590,888
   -----------           -----------           -----------           -----------           -----------           -----------




           380                   314                    16                   287                   265                 4,400
            34                    28                     1                    22                    20                   382
   -----------           -----------           -----------           -----------           -----------           -----------

           414                   342                    17                   309                   285                 4,782
   -----------           -----------           -----------           -----------           -----------           -----------

   $ 1,670,961           $ 1,366,236           $    62,349           $ 1,082,896           $ 1,004,275           $18,586,106
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          PUTNAM VT            PUTNAM VT           PUTNAM VT
                                          DISCOVERY          INTERNATIONAL         SMALL CAP
                                           GROWTH                EQUITY              VALUE
                                           FUND -                FUND -              FUND -              ALL CAP
                                          CLASS IB              CLASS IB            CLASS IB              FUND -
                                           SHARES                SHARES              SHARES              CLASS I
                                         ----------          -------------         ----------           ----------
ASSETS:
  Investments at market value:           $   55,006           $3,840,184           $  806,626           $2,481,962

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........               55,006            3,840,184              806,626            2,481,962
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   12                  906                  189                  573
    Administrative fees ......                    1                   78                   17                   50
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                   13                  984                  206                  623
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $   54,993           $3,839,200           $  806,420           $2,481,339
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                               STRONG
                       SMITH BARNEY             MULTI             DISCIPLINED
    INVESTORS           LARGE CAP                CAP                MID CAP               EQUITY            FEDERATED
     FUND -                CORE                 VALUE                STOCK                INCOME            HIGH YIELD
     CLASS I            PORTFOLIO              FUND II             PORTFOLIO            PORTFOLIO           PORTFOLIO
   ----------          ------------          ----------           -----------          ----------           ----------
   $8,184,467           $  345,792           $  359,269           $  493,946           $  759,808           $2,856,066


           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    8,184,467              345,792              359,269              493,946              759,808            2,856,066
   ----------           ----------           ----------           ----------           ----------           ----------




        1,911                   78                   80                  112                  192                  646
          166                    6                    7                   10                   15                   58
   ----------           ----------           ----------           ----------           ----------           ----------

        2,077                   84                   87                  122                  207                  704
   ----------           ----------           ----------           ----------           ----------           ----------

   $8,182,390           $  345,708           $  359,182           $  493,824           $  759,601           $2,855,362
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                 LAZARD           MERRILL LYNCH            MFS
                                                             INTERNATIONAL          LARGE CAP            EMERGING
                                          LARGE CAP              STOCK                 CORE               GROWTH
                                          PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                         ----------          -------------        -------------         ----------
ASSETS:
  Investments at market value:           $4,628,068           $3,836,132           $1,658,078           $  189,678

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            4,628,068            3,836,132            1,658,078              189,678
                                         ----------           ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                1,044                  918                  384                   45
    Administrative fees ......                   94                   78                   34                    3
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                1,138                  996                  418                   48
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $4,626,930           $3,835,136           $1,657,660           $  189,630
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

       MFS                                                           U.S.                 AIM              SMITH BARNEY
     MID CAP                MFS                PIONEER            GOVERNMENT            CAPITAL             AGGRESSIVE
     GROWTH                VALUE                 FUND             SECURITIES          APPRECIATION            GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
   ----------           ----------           ----------           ----------          ------------         ------------
   $3,354,417           $2,990,984           $  319,509           $5,154,221           $2,801,664           $6,734,768


           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    3,354,417            2,990,984              319,509            5,154,221            2,801,664            6,734,768
   ----------           ----------           ----------           ----------           ----------           ----------




          791                  693                   52                1,178                  653                1,614
           69                   61                    5                  106                   57                  137
   ----------           ----------           ----------           ----------           ----------           ----------

          860                  754                   57                1,284                  710                1,751
   ----------           ----------           ----------           ----------           ----------           ----------

   $3,353,557           $2,990,230           $  319,452           $5,152,937           $2,800,954           $6,733,017
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                               SMITH BARNEY
                                         SMITH BARNEY             LARGE              SMITH BARNEY          SMITH BARNEY
                                             HIGH             CAPITALIZATION           MID CAP                MONEY
                                            INCOME                GROWTH                 CORE                 MARKET
                                           PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                         ------------         --------------         ------------          ------------
ASSETS:
  Investments at market value:           $ 5,176,694           $12,198,262           $ 3,623,910           $ 4,699,387

  Receivables:
    Dividends ................                    --                    --                    --                 1,007
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             5,176,694            12,198,262             3,623,910             4,700,394
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                 1,166                 2,799                   868                 1,085
    Administrative fees ......                   106                   248                    74                    96
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 1,272                 3,047                   942                 1,181
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 5,175,422           $12,195,215           $ 3,622,968           $ 4,699,213
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                    EMERGING            SMITH BARNEY
                           TRAVELERS                 GROWTH               SMALL CAP              MID CAP
    STRATEGIC               MANAGED               PORTFOLIO -              GROWTH              PORTFOLIO -
     EQUITY                  INCOME                 CLASS II            OPPORTUNITIES            SERVICE
    PORTFOLIO              PORTFOLIO                 SHARES               PORTFOLIO              CLASS 2                COMBINED
   ------------           ------------           ------------           -------------          ------------           ------------
   $    392,395           $ 14,017,556           $    187,417           $    550,920           $  1,916,997           $170,682,256


             --                     --                     --                     --                     --                  1,007
   ------------           ------------           ------------           ------------           ------------           ------------

        392,395             14,017,556                187,417                550,920              1,916,997            170,683,263
   ------------           ------------           ------------           ------------           ------------           ------------




             94                  3,197                     45                    132                    457                 40,167
              8                    288                      4                     11                     40                  3,477
   ------------           ------------           ------------           ------------           ------------           ------------

            102                  3,485                     49                    143                    497                 43,644
   ------------           ------------           ------------           ------------           ------------           ------------

   $    392,293           $ 14,014,071           $    187,368           $    550,777           $  1,916,500           $170,639,619
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          AIM V.I.       ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN         GLOBAL
                                                          PREMIER            GROWTH AND           PREMIER              GROWTH
                                                           EQUITY              INCOME              GROWTH              FUND -
                                                           FUND -           PORTFOLIO -         PORTFOLIO -           CLASS 2
                                                          SERIES I            CLASS B             CLASS B              SHARES
                                                         ---------       -----------------   -----------------       ---------
INVESTMENT INCOME:
  Dividends ...................................          $     729           $  20,705           $      --           $       9
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              4,262              43,551              12,396               1,946
  Administrative fees .........................                377               3,854               1,050                 144
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              4,639              47,405              13,446               2,090
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (3,910)            (26,700)            (13,446)             (2,081)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             (7,490)            (38,809)            (39,352)                117
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             (7,490)            (38,809)            (39,352)                117
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             63,498             765,027             183,307              42,740
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  52,098           $ 699,518           $ 130,509           $  40,776
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                         DELAWARE VIP
                                                                      DELAWARE            SMALL CAP           DREYFUS VIF
     GROWTH             GROWTH-INCOME                                 VIP REIT              VALUE             APPRECIATION
     FUND -                 FUND -              EMERGING              SERIES -             SERIES -           PORTFOLIO -
     CLASS 2               CLASS 2              MARKETS               STANDARD             STANDARD             INITIAL
     SHARES                 SHARES             PORTFOLIO               CLASS                CLASS                SHARES
   -----------          -------------         -----------           -----------          ------------         ------------
   $     2,909           $    39,955          $        --           $    63,019          $     6,322           $   103,280
   -----------           -----------          -----------           -----------          -----------           -----------


        14,030                24,346               14,838                42,858               27,175               120,881
         1,050                 2,007                1,326                 3,804                2,410                10,577
   -----------           -----------          -----------           -----------          -----------           -----------

        15,080                26,353               16,164                46,662               29,585               131,458
   -----------           -----------          -----------           -----------          -----------           -----------

       (12,171)               13,602              (16,164)               16,357              (23,263)              (28,178)
   -----------           -----------          -----------           -----------          -----------           -----------



            --                    --                   --                19,348                   --                    --
           797                 5,546             (180,011)               35,945               96,668               (72,353)
   -----------           -----------          -----------           -----------          -----------           -----------

           797                 5,546             (180,011)               55,293               96,668               (72,353)
   -----------           -----------          -----------           -----------          -----------           -----------


       226,327               430,965              518,784               643,036              477,779             1,379,125
   -----------           -----------          -----------           -----------          -----------           -----------



   $   214,953           $   450,113          $   322,609           $   714,686          $   551,184           $ 1,278,594
   ===========           ===========          ===========           ===========          ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                   TEMPLETON
                                                       DREYFUS VIF                                MUTUAL           DEVELOPING
                                                        DEVELOPING           FRANKLIN             SHARES            MARKETS
                                                         LEADERS            SMALL CAP           SECURITIES         SECURITIES
                                                       PORTFOLIO -            FUND -              FUND -             FUND -
                                                         INITIAL             CLASS 2             CLASS 2            CLASS 2
                                                          SHARES              SHARES              SHARES             SHARES
                                                       -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $     1,097         $        --         $     6,852         $     5,734
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             62,648              24,670              22,094               9,943
  Administrative fees .........................              5,541               2,159               1,822                 862
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             68,189              26,829              23,916              10,805
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (67,092)            (26,829)            (17,064)             (5,071)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments           (169,432)            (52,781)             12,582               6,140
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (169,432)            (52,781)             12,582               6,140
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          1,206,449             526,433             306,902             261,236
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   969,925         $   446,823         $   302,420         $   262,305
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     TEMPLETON
      FOREIGN                                                        GROWTH AND           INTERNATIONAL            MID CAP
    SECURITIES                                                         INCOME                 GROWTH                GROWTH
      FUND -                                   FUNDAMENTAL           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
      CLASS 2            APPRECIATION             VALUE                SERVICE               SERVICE               SERVICE
      SHARES              PORTFOLIO             PORTFOLIO              SHARES                 SHARES                SHARES
   -----------           ------------          -----------           -----------           -----------           -----------
   $    37,211           $    25,627           $    26,000           $     6,160           $    14,240           $        --
   -----------           -----------           -----------           -----------           -----------           -----------


        39,466                54,888                69,366                21,219                24,207                18,728
         3,464                 4,666                 6,138                 1,902                 2,172                 1,684
   -----------           -----------           -----------           -----------           -----------           -----------

        42,930                59,554                75,504                23,121                26,379                20,412
   -----------           -----------           -----------           -----------           -----------           -----------

        (5,719)              (33,927)              (49,504)              (16,961)              (12,139)              (20,412)
   -----------           -----------           -----------           -----------           -----------           -----------



            --                    --                    --                    --                    --                    --
       (15,878)              (29,915)             (123,145)              (49,334)             (158,855)             (113,315)
   -----------           -----------           -----------           -----------           -----------           -----------

       (15,878)              (29,915)             (123,145)              (49,334)             (158,855)             (113,315)
   -----------           -----------           -----------           -----------           -----------           -----------


       694,911               735,130             1,453,316               314,104               590,459               452,226
   -----------           -----------           -----------           -----------           -----------           -----------



   $   673,314           $   671,288           $ 1,280,667           $   247,809           $   419,465           $   318,499
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                  TOTAL
                                                          LAZARD                                                  RETURN
                                                        RETIREMENT         GROWTH AND          MID-CAP         PORTFOLIO -
                                                        SMALL CAP            INCOME             VALUE         ADMINISTRATIVE
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO           CLASS
                                                        ----------         ----------         ---------       --------------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $  6,323          $  4,318          $398,147
                                                         --------           --------          --------          --------

EXPENSES:
  Insurance charges ...........................               294              5,469             3,794           242,109
  Administrative fees .........................                23                416               289            21,386
                                                         --------           --------          --------          --------

    Total expenses ............................               317              5,885             4,083           263,495
                                                         --------           --------          --------          --------

      Net investment income (loss) ............              (317)               438               235           134,652
                                                         --------           --------          --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --             8,927           146,332
    Realized gain (loss) on sale of investments                20                625             1,970            42,793
                                                         --------           --------          --------          --------

      Realized gain (loss) ....................                20                625            10,897           189,125
                                                         --------           --------          --------          --------

    Change in unrealized gain (loss)
      on investments ..........................             6,092             96,939            65,396            92,314
                                                         --------           --------          --------          --------


  Net increase (decrease) in net assets
    resulting from operations .................          $  5,795           $ 98,002          $ 76,528          $416,091
                                                         ========           ========          ========          ========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     PUTNAM VT            PUTNAM VT             PUTNAM VT
     DISCOVERY          INTERNATIONAL           SMALL CAP
      GROWTH                EQUITY                VALUE                                                          SMITH BARNEY
      FUND -                FUND -                FUND -               ALL CAP              INVESTORS             LARGE CAP
     CLASS IB              CLASS IB              CLASS IB               FUND -                FUND -                 CORE
      SHARES                SHARES                SHARES               CLASS I               CLASS I              PORTFOLIO
   -----------          -------------          -----------           -----------           -----------           ------------
   $        --           $    24,702           $     2,055           $     5,409           $   100,794           $     1,273
   -----------           -----------           -----------           -----------           -----------           -----------


           968                52,618                10,376                33,221               117,600                 3,629
            89                 4,571                   932                 2,921                10,308                   313
   -----------           -----------           -----------           -----------           -----------           -----------

         1,057                57,189                11,308                36,142               127,908                 3,942
   -----------           -----------           -----------           -----------           -----------           -----------

        (1,057)              (32,487)               (9,253)              (30,733)              (27,114)               (2,669)
   -----------           -----------           -----------           -----------           -----------           -----------



            --                    --                    --                    --                    --                    --
         2,301                 7,737                (7,887)              (31,069)              (74,936)                 (388)
   -----------           -----------           -----------           -----------           -----------           -----------

         2,301                 7,737                (7,887)              (31,069)              (74,936)                 (388)
   -----------           -----------           -----------           -----------           -----------           -----------


        16,098               813,315               269,025               676,831             1,985,808                45,694
   -----------           -----------           -----------           -----------           -----------           -----------



   $    17,342           $   788,565           $   251,885           $   615,029           $ 1,883,758           $    42,637
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           STRONG          DISCIPLINED
                                                         MULTI CAP           MID CAP               EQUITY           FEDERATED
                                                           VALUE              STOCK                INCOME           HIGH YIELD
                                                          FUND II           PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                         ---------         -----------           ---------          ----------
INVESTMENT INCOME:
  Dividends ...................................          $     320           $   1,276           $   6,070          $ 188,361
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              4,953               7,442               4,737             21,559
  Administrative fees .........................                453                 676                 370              1,958
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              5,406               8,118               5,107             23,517
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             (5,086)             (6,842)                963            164,844
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments             (8,105)             (7,645)                404                802
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (8,105)             (7,645)                404                802
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            110,626             139,384              67,656             53,749
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  97,435           $ 124,897           $  69,023          $ 219,395
                                                         =========           =========           =========          =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                            LAZARD            MERRILL LYNCH              MFS                   MFS
                        INTERNATIONAL           LARGE CAP             EMERGING               MID CAP                 MFS
    LARGE CAP               STOCK                  CORE                GROWTH                 GROWTH                VALUE
    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
   -----------          -------------         -------------          -----------           -----------           -----------
   $    16,412           $    60,925           $    10,403           $        --           $        --           $    36,775
   -----------           -----------           -----------           -----------           -----------           -----------


        68,968                47,466                25,148                 2,530                46,098                39,938
         6,269                 4,136                 2,243                   223                 4,046                 3,538
   -----------           -----------           -----------           -----------           -----------           -----------

        75,237                51,602                27,391                 2,753                50,144                43,476
   -----------           -----------           -----------           -----------           -----------           -----------

       (58,825)                9,323               (16,988)               (2,753)              (50,144)               (6,701)
   -----------           -----------           -----------           -----------           -----------           -----------



            --                    --                    --                    --                    --                    --
      (292,652)              (39,616)             (121,795)               (3,293)             (357,098)              (25,308)
   -----------           -----------           -----------           -----------           -----------           -----------

      (292,652)              (39,616)             (121,795)               (3,293)             (357,098)              (25,308)
   -----------           -----------           -----------           -----------           -----------           -----------


     1,217,294               744,494               401,509                40,442             1,193,219               556,719
   -----------           -----------           -----------           -----------           -----------           -----------



   $   865,817           $   714,201           $   262,726           $    34,396           $   785,977           $   524,710
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              U.S.                AIM             SMITH BARNEY
                                                         PIONEER           GOVERNMENT           CAPITAL            AGGRESSIVE
                                                          FUND             SECURITIES         APPRECIATION           GROWTH
                                                        PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       -----------        -----------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     2,890        $   263,716         $        --         $        --
                                                       -----------        -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................                997             99,308              39,653              90,355
  Administrative fees .........................                 81              8,996               3,527               7,931
                                                       -----------        -----------         -----------         -----------

    Total expenses ............................              1,078            108,304              43,180              98,286
                                                       -----------        -----------         -----------         -----------

      Net investment income (loss) ............              1,812            155,412             (43,180)            (98,286)
                                                       -----------        -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --             91,091                  --                  --
    Realized gain (loss) on sale of investments                 87            163,065            (360,814)           (248,125)
                                                       -----------        -----------         -----------         -----------

      Realized gain (loss) ....................                 87            254,156            (360,814)           (248,125)
                                                       -----------        -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................             14,624           (359,867)            970,645           1,788,341
                                                       -----------        -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $    16,523        $    49,701         $   566,651         $ 1,441,930
                                                       ===========        ===========         ===========         ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                         SMITH BARNEY
  SMITH BARNEY              LARGE              SMITH BARNEY          SMITH BARNEY                                 TRAVELERS
      HIGH              CAPITALIZATION           MID CAP                 MONEY              STRATEGIC              MANAGED
     INCOME                 GROWTH                 CORE                 MARKET                EQUITY                INCOME
    PORTFOLIO             PORTFOLIO             PORTFOLIO              PORTFOLIO            PORTFOLIO             PORTFOLIO
  ------------          --------------         ------------          ------------          -----------           -----------
   $   357,561           $     2,204           $        --           $    81,818           $        --           $   561,910
   -----------           -----------           -----------           -----------           -----------           -----------


        60,968               170,108                47,601               187,820                 3,905               191,048
         5,554                15,270                 4,159                17,433                   340                17,205
   -----------           -----------           -----------           -----------           -----------           -----------

        66,522               185,378                51,760               205,253                 4,245               208,253
   -----------           -----------           -----------           -----------           -----------           -----------

       291,039              (183,174)              (51,760)             (123,435)               (4,245)              353,657
   -----------           -----------           -----------           -----------           -----------           -----------



            --                    --                    --                    --                    --                    --
      (258,386)             (320,206)              (10,228)                   --                (9,315)              (50,983)
   -----------           -----------           -----------           -----------           -----------           -----------

      (258,386)             (320,206)              (10,228)                   --                (9,315)              (50,983)
   -----------           -----------           -----------           -----------           -----------           -----------


       757,298             4,255,267               759,673                    --                71,724               383,312
   -----------           -----------           -----------           -----------           -----------           -----------



   $   789,951           $ 3,751,887           $   697,685           $  (123,435)          $    58,164           $   685,986
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         EMERGING           SMITH BARNEY
                                                          GROWTH             SMALL CAP             MID CAP
                                                       PORTFOLIO -             GROWTH            PORTFOLIO -
                                                         CLASS II          OPPORTUNITIES           SERVICE
                                                          SHARES             PORTFOLIO             CLASS 2              COMBINED
                                                       ------------        -------------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $         --         $      3,174         $  2,496,685
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................               2,176                6,720               23,654            2,316,742
  Administrative fees .........................                 193                  587                2,084              205,529
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................               2,369                7,307               25,738            2,522,271
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............              (2,369)              (7,307)             (22,564)             (25,586)
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --              265,698
    Realized gain (loss) on sale of investments              (1,051)             (16,498)              11,318           (2,907,151)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................              (1,051)             (16,498)              11,318           (2,641,453)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................              30,658              158,985              483,752           29,178,770
                                                       ------------         ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     27,238         $    135,180         $    472,506         $ 26,511,731
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    AIM V.I.                ALLIANCEBERNSTEIN           ALLIANCEBERNSTEIN
                                                    PREMIER                     GROWTH AND                   PREMIER
                                                     EQUITY                       INCOME                      GROWTH
                                                     FUND -                    PORTFOLIO -                 PORTFOLIO -
                                                    SERIES I                     CLASS B                     CLASS B
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (3,910)  $    (4,248)  $   (26,700)  $   (26,620)  $   (13,446)  $   (10,224)
  Realized gain (loss) ..................       (7,490)      (32,383)      (38,809)      (41,248)      (39,352)      (34,001)
  Change in unrealized gain (loss)
    on investments ......................       63,498       (74,600)      765,027      (552,824)      183,307      (157,959)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       52,098      (111,231)      699,518      (620,692)      130,509      (202,184)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --        74,665       608,421     1,161,393       231,673       512,808
  Participant transfers from other
    funding options .....................        8,527        73,964       266,430       516,826       123,956        76,271
  Administrative charges ................          (54)          (65)         (474)         (333)         (158)          (88)
  Contract surrenders ...................      (13,482)     (188,670)     (214,962)     (397,596)     (111,729)      (14,133)
  Participant transfers to other
    funding options .....................      (19,686)      (35,852)     (132,976)     (268,248)     (132,503)     (131,485)
  Other payments to participants ........       (2,072)           --            --       (59,505)           --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (26,767)      (75,958)      526,439       952,537       111,239       443,373
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       25,331      (187,189)    1,225,957       331,845       241,748       241,189


NET ASSETS:
    Beginning of year ...................      238,179       425,368     2,060,840     1,728,995       637,889       396,700
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   263,510   $   238,179   $ 3,286,797   $ 2,060,840   $   879,637   $   637,889
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 GLOBAL GROWTH                  GROWTH               GROWTH-INCOME
                                                     FUND -                     FUND -                   FUND -
                                                    CLASS 2                     CLASS 2                  CLASS 2
                                                     SHARES                     SHARES                   SHARES
                                           -------------------------  -------------------------  ------------------------
                                               2003          2002         2003          2002         2003         2002
                                           -----------   -----------  -----------   -----------  -----------   ----------
OPERATIONS:
  Net investment income (loss) ..........  $    (2,081)  $        --  $   (12,171)  $        --  $    13,602   $       --
  Realized gain (loss) ..................          117            --          797            --        5,546           --
  Change in unrealized gain (loss)
    on investments ......................       42,740            --      226,327            --      430,965           --
                                           -----------   -----------  -----------   -----------  -----------   ----------

    Net increase (decrease) in net assets
      resulting from operations .........       40,776            --      214,953            --      450,113           --
                                           -----------   -----------  -----------   -----------  -----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      520,046            --    2,661,506            --    2,092,919           --
  Participant transfers from other
    funding options .....................       58,022            --      394,795            --    3,085,429           --
  Administrative charges ................           (1)           --          (16)           --          (37)          --
  Contract surrenders ...................           --            --       (1,444)           --      (20,179)          --
  Participant transfers to other
    funding options .....................       (6,444)           --      (54,879)           --     (213,487)          --
  Other payments to participants ........           --            --           --            --      (12,427)          --
                                           -----------   -----------  -----------   -----------  -----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      571,623            --    2,999,962            --    4,932,218           --
                                           -----------   -----------  -----------   -----------  -----------   ----------

    Net increase (decrease) in net assets      612,399            --    3,214,915            --    5,382,331           --


NET ASSETS:
    Beginning of year ...................           --            --           --            --           --           --
                                           -----------   -----------  -----------   -----------  -----------   ----------
    End of year .........................  $   612,399   $        --  $ 3,214,915   $        --  $ 5,382,331   $       --
                                           ===========   ===========  ===========   ===========  ===========   ==========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                      DELAWARE
                                      VIP REIT                 DELAWARE VIP               DREYFUS VIF
         EMERGING                     SERIES -                  SMALL CAP                 APPRECIATION
         MARKETS                      STANDARD                VALUE SERIES -              PORTFOLIO -
        PORTFOLIO                      CLASS                  STANDARD CLASS             INITIAL SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$   (16,164)  $   (15,942)  $    16,357   $    13,372   $   (23,263)  $   (21,797)  $   (28,178)  $   (22,003)
   (180,011)     (227,598)       55,293        56,113        96,668        15,849       (72,353)     (103,591)

    518,784       108,560       643,036       (70,184)      477,779      (188,683)    1,379,125      (940,523)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    322,609      (134,980)      714,686          (699)      551,184      (194,631)    1,278,594    (1,066,117)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      5,149       119,159       579,924     1,243,146       506,962       362,568     1,116,430     3,205,213

  1,547,106       638,829       152,892       475,650       244,587       695,974       361,402       813,273
       (282)         (298)         (531)         (434)         (498)         (450)       (1,755)       (1,273)
   (144,868)      (37,153)     (199,016)     (176,350)     (564,863)     (112,531)     (542,793)     (496,384)

 (1,668,069)     (641,976)     (268,635)     (573,968)     (298,135)     (371,179)     (261,176)     (521,076)
     (9,271)      (19,692)       (7,833)      (10,991)       (8,044)      (16,723)      (57,074)     (107,621)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (270,235)       58,869       256,801       957,053      (119,991)      557,659       615,034     2,892,132
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

     52,374       (76,111)      971,487       956,354       431,193       363,028     1,893,628     1,826,015



    860,376       936,487     2,208,381     1,252,027     1,459,027     1,095,999     6,241,623     4,415,608
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   912,750   $   860,376   $ 3,179,868   $ 2,208,381   $ 1,890,220   $ 1,459,027   $ 8,135,251   $ 6,241,623
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  DREYFUS VIF                   FRANKLIN                MUTUAL SHARES
                                                   DEVELOPING                  SMALL CAP                  SECURITIES
                                                    LEADERS                      FUND -                     FUND -
                                                  PORTFOLIO -                   CLASS 2                    CLASS 2
                                                 INITIAL SHARES                  SHARES                     SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (67,092)  $   (66,580)  $   (26,829)  $   (20,854)  $   (17,064)  $      (962)
  Realized gain (loss) ..................     (169,432)     (286,539)      (52,781)     (224,203)       12,582           788
  Change in unrealized gain (loss)
    on investments ......................    1,206,449      (483,479)      526,433      (255,494)      306,902       (11,169)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      969,925      (836,598)      446,823      (500,551)      302,420       (11,343)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      367,445     1,210,110       420,810       326,199     1,376,593       168,422
  Participant transfers from other
    funding options .....................       97,415       324,956       179,717       144,882     1,347,694       102,629
  Administrative charges ................         (994)         (884)         (587)         (544)          (89)           (5)
  Contract surrenders ...................     (299,923)     (332,370)      (72,281)      (96,635)      (49,152)         (346)
  Participant transfers to other
    funding options .....................     (274,529)     (779,575)      (62,149)     (283,292)     (417,448)       (5,299)
  Other payments to participants ........       (7,999)      (42,802)       (3,588)       (2,856)      (13,522)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (118,585)      379,435       461,922        87,754     2,244,076       265,401
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      851,340      (457,163)      908,745      (412,797)    2,546,496       254,058


NET ASSETS:
    Beginning of year ...................    3,418,632     3,875,795     1,154,332     1,567,129       254,058            --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 4,269,972   $ 3,418,632   $ 2,063,077   $ 1,154,332   $ 2,800,554   $   254,058
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        TEMPLETON
        DEVELOPING                  TEMPLETON
         MARKETS                     FOREIGN
        SECURITIES                  SECURITIES
          FUND -                      FUND -                                               FUNDAMENTAL
         CLASS 2                     CLASS 2                  APPRECIATION                    VALUE
          SHARES                      SHARES                   PORTFOLIO                    PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (5,071)  $    (2,958)  $    (5,719)  $    (4,492)  $   (33,927)  $     1,065   $   (49,504)  $   (29,737)
      6,140        77,897       (15,878)     (106,464)      (29,915)      (35,060)     (123,145)     (186,336)

    261,236       (14,702)      694,911      (266,786)      735,130      (318,755)    1,453,316      (955,975)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    262,305        60,237       673,314      (377,742)      671,288      (352,750)    1,280,667    (1,172,048)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    395,613       110,085       950,064       635,278     1,906,746     1,238,429       893,182     1,616,942

     51,203     4,813,226       454,542     4,915,327       352,616       565,348       227,726     1,076,278
       (187)         (150)         (541)         (528)         (669)         (289)       (1,131)         (999)
    (12,388)     (445,920)      (74,844)     (805,121)     (132,172)      (63,194)     (244,995)     (347,169)

    (64,476)   (4,907,994)     (213,976)   (4,958,495)     (355,964)     (186,915)     (645,869)     (937,850)
     (1,679)      (18,301)       (5,711)      (41,473)     (160,779)           --      (202,472)       42,254
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    368,086      (449,054)    1,109,534      (255,012)    1,609,778     1,553,379        26,441     1,449,456
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    630,391      (388,817)    1,782,848      (632,754)    2,281,066     1,200,629     1,307,108       277,408



    400,485       789,302     1,774,499     2,407,253     2,129,828       929,199     3,690,428     3,413,020
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 1,030,876   $   400,485   $ 3,557,347   $ 1,774,499   $ 4,410,894   $ 2,129,828   $ 4,997,536   $ 3,690,428
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  GROWTH AND                 INTERNATIONAL                  MID CAP
                                                    INCOME                       GROWTH                      GROWTH
                                                 PORTFOLIO -                  PORTFOLIO -                 PORTFOLIO -
                                                   SERVICE                      SERVICE                     SERVICE
                                                    SHARES                       SHARES                      SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (16,961)  $   (17,276)  $   (12,139)  $   (25,190)  $   (20,412)  $   (20,341)
  Realized gain (loss) ..................      (49,334)     (136,429)     (158,855)     (545,508)     (113,315)     (336,702)
  Change in unrealized gain (loss)
    on investments ......................      314,104      (253,681)      590,459       (65,168)      452,226       (57,869)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      247,809      (407,386)      419,465      (635,866)      318,499      (414,912)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       75,433       593,240        73,896       111,810       146,503        91,971
  Participant transfers from other
    funding options .....................       23,302        39,803       127,603       233,945        82,605       124,984
  Administrative charges ................         (487)         (482)         (574)         (652)         (473)         (507)
  Contract surrenders ...................      (59,649)     (181,354)      (98,893)     (131,671)      (41,052)      (54,404)
  Participant transfers to other
    funding options .....................      (74,033)     (146,217)     (247,932)   (1,044,795)      (78,220)     (235,126)
  Other payments to participants ........      (12,004)      (76,404)       (9,255)      (10,980)       (3,582)       (8,901)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (47,438)      228,586      (155,155)     (842,343)      105,781       (81,983)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      200,371      (178,800)      264,310    (1,478,209)      424,280      (496,895)


NET ASSETS:
    Beginning of year ...................    1,187,142     1,365,942     1,406,651     2,884,860       941,956     1,438,851
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,387,513   $ 1,187,142   $ 1,670,961   $ 1,406,651   $ 1,366,236   $   941,956
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          LAZARD
        RETIREMENT                GROWTH AND                   MID-CAP
        SMALL CAP                   INCOME                      VALUE                     EQUITY
        PORTFOLIO                 PORTFOLIO                   PORTFOLIO                 PORTFOLIO
-------------------------  -------------------------  -------------------------  ------------------------
    2003          2002         2003          2002         2003          2002         2003         2002
-----------   -----------  -----------   -----------  -----------   -----------  -----------  -----------

$      (317)  $        --  $       438   $        --  $       235   $        --  $        --  $       (92)
         20            --          625            --       10,897            --           --      (82,159)

      6,092            --       96,939            --       65,396            --           --       26,752
-----------   -----------  -----------   -----------  -----------   -----------  -----------  -----------


      5,795            --       98,002            --       76,528            --           --      (55,499)
-----------   -----------  -----------   -----------  -----------   -----------  -----------  -----------


     43,851            --      769,812            --      764,026            --           --            2

     12,709            --      253,291            --      208,638            --           --        1,986
         (2)           --          (14)           --           (4)           --           --           (3)
         --            --       (1,332)           --      (27,985)           --           --     (123,142)

         (4)           --      (36,863)           --       (4,468)           --           --     (292,625)
         --            --           --            --      (12,460)           --           --           --
-----------   -----------  -----------   -----------  -----------   -----------  -----------  -----------


     56,554            --      984,894            --      927,747            --           --     (413,782)
-----------   -----------  -----------   -----------  -----------   -----------  -----------  -----------

     62,349            --    1,082,896            --    1,004,275            --           --     (469,281)



         --            --           --            --           --            --           --      469,281
-----------   -----------  -----------   -----------  -----------   -----------  -----------  -----------
$    62,349   $        --  $ 1,082,896   $        --  $ 1,004,275   $        --  $        --  $        --
===========   ===========  ===========   ===========  ===========   ===========  ===========  ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                  PUTNAM VT
                                                                                  DISCOVERY                    PUTNAM VT
                                                  TOTAL RETURN                      GROWTH                   INTERNATIONAL
                                                  PORTFOLIO -                       FUND -                   EQUITY FUND -
                                                 ADMINISTRATIVE                    CLASS IB                     CLASS IB
                                                      CLASS                         SHARES                       SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    134,652   $    181,781   $     (1,057)  $       (670)  $    (32,487)  $    (26,746)
  Realized gain (loss) ..................       189,125        140,731          2,301        (12,509)         7,737         16,183
  Change in unrealized gain (loss)
    on investments ......................        92,314        271,743         16,098         (3,399)       813,315       (380,294)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       416,091        594,255         17,342        (16,578)       788,565       (390,857)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     4,458,282      5,473,203         29,569          5,325        823,138      1,613,362
  Participant transfers from other
    funding options .....................     6,430,292      2,468,724          1,497         22,058        178,961      4,951,016
  Administrative charges ................        (2,830)        (1,835)           (26)           (19)          (676)          (388)
  Contract surrenders ...................      (920,723)    (1,050,501)       (29,369)       (25,841)      (223,048)      (839,466)
  Participant transfers to other
    funding options .....................    (2,711,291)      (818,679)          (766)        (2,676)      (255,250)    (4,693,583)
  Other payments to participants ........      (149,332)       (92,210)            --             --        (18,168)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     7,104,398      5,978,702            905         (1,153)       504,957      1,030,941
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,520,489      6,572,957         18,247        (17,731)     1,293,522        640,084


NET ASSETS:
    Beginning of year ...................    11,065,617      4,492,660         36,746         54,477      2,545,678      1,905,594
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 18,586,106   $ 11,065,617   $     54,993   $     36,746   $  3,839,200   $  2,545,678
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        PUTNAM VT
        SMALL CAP                                                                         SMITH BARNEY
       VALUE FUND -                  ALL CAP                   INVESTORS                   LARGE CAP
         CLASS IB                     FUND -                     FUND -                       CORE
          SHARES                     CLASS I                    CLASS I                    PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (9,253)  $    (8,648)  $   (30,733)  $   (19,527)  $   (27,114)  $   (29,182)  $    (2,669)  $      (115)
     (7,887)      (10,711)      (31,069)      (85,044)      (74,936)     (161,174)         (388)       (2,492)

    269,025      (126,740)      676,831      (410,168)    1,985,808    (1,381,943)       45,694        (1,505)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    251,885      (146,099)      615,029      (514,739)    1,883,758    (1,572,299)       42,637        (4,112)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    118,032       347,378       316,583       784,776     1,003,078     2,926,220       160,114        44,363

     67,111       197,292       259,022       847,766       422,421       417,218        81,632        54,399
       (270)         (194)         (467)         (333)       (1,988)       (1,528)          (19)           (7)
    (39,801)      (48,499)     (120,788)     (317,715)     (418,926)     (636,760)      (14,061)           --

   (106,601)     (138,438)     (195,762)     (254,917)     (526,419)     (971,359)         (615)      (18,623)
    (10,159)           --       (34,070)      104,532       (49,296)     (185,711)           --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     28,312       357,539       224,518     1,164,109       428,870     1,548,080       227,051        80,132
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    280,197       211,440       839,547       649,370     2,312,628       (24,219)      269,688        76,020



    526,223       314,783     1,641,792       992,422     5,869,762     5,893,981        76,020            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   806,420   $   526,223   $ 2,481,339   $ 1,641,792   $ 8,182,390   $ 5,869,762   $   345,708   $    76,020
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   STRONG                 MONTGOMERY           DISCIPLINED
                                                 MULTI CAP                 VARIABLE              MID CAP
                                                   VALUE                   SERIES:                STOCK
                                                  FUND II                GROWTH FUND            PORTFOLIO
                                           ---------------------   --------------------   ---------------------
                                              2003        2002        2003       2002        2003        2002
                                           ---------   ---------   ---------  ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ..........  $  (5,086)  $  (5,535)  $      --  $    (800)  $  (6,842)  $  (8,486)
  Realized gain (loss) ..................     (8,105)        (68)         --    (67,512)     (7,645)    (41,180)
  Change in unrealized gain (loss)
    on investments ......................    110,626    (106,147)         --     48,603     139,384     (58,596)
                                           ---------   ---------   ---------  ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations .........     97,435    (111,750)         --    (19,709)    124,897    (108,262)
                                           ---------   ---------   ---------  ---------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........      3,418          --          --         (4)      3,893       2,006
  Participant transfers from other
    funding options .....................      9,042      22,999          --      2,427       4,230      32,616
  Administrative charges ................        (89)       (108)         --         (2)       (123)       (164)
  Contract surrenders ...................    (10,640)    (50,014)         --     (9,923)    (29,864)    (78,760)
  Participant transfers to other
    funding options .....................    (26,801)    (41,504)         --    (67,554)    (38,720)   (220,548)
  Other payments to participants ........         --      (6,138)         --         --      (6,264)    (15,234)
                                           ---------   ---------   ---------  ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (25,070)    (74,765)         --    (75,056)    (66,848)   (280,084)
                                           ---------   ---------   ---------  ---------   ---------   ---------

    Net increase (decrease) in net assets     72,365    (186,515)         --    (94,765)     58,049    (388,346)


NET ASSETS:
    Beginning of year ...................    286,817     473,332          --     94,765     435,775     824,121
                                           ---------   ---------   ---------  ---------   ---------   ---------
    End of year .........................  $ 359,182   $ 286,817   $      --  $      --   $ 493,824   $ 435,775
                                           =========   =========   =========  =========   =========   =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                            LAZARD
          EQUITY                    FEDERATED                                           INTERNATIONAL
          INCOME                    HIGH YIELD                 LARGE CAP                    STOCK
        PORTFOLIO                   PORTFOLIO                  PORTFOLIO                  PORTFOLIO
-------------------------  -------------------------   -------------------------   -------------------------
    2003          2002         2003          2002          2003          2002          2003          2002
-----------   -----------  -----------   -----------   -----------   -----------   -----------   -----------

$       963   $        --  $   164,844   $    34,001   $   (58,825)  $   (62,995)  $     9,323   $     6,989
        404            --          802        (2,792)     (292,652)     (618,124)      (39,616)     (371,448)

     67,656            --       53,749       (25,329)    1,217,294      (640,731)      744,494        (8,200)
-----------   -----------  -----------   -----------   -----------   -----------   -----------   -----------


     69,023            --      219,395         5,880       865,817    (1,321,850)      714,201      (372,659)
-----------   -----------  -----------   -----------   -----------   -----------   -----------   -----------


    458,129            --      636,280       144,962       312,385       570,746       792,151       613,450

    253,082            --    1,825,146       142,298       242,529       231,308       284,001     4,607,711
        (15)           --         (118)          (12)       (1,454)       (1,737)         (841)         (931)
     (6,160)           --      (20,304)         (591)     (162,709)     (320,576)     (193,734)     (863,956)

    (14,458)           --      (64,617)      (32,957)     (419,184)     (787,279)     (170,907)   (4,823,839)
         --            --           --            --        (8,161)     (230,970)      (18,240)      (45,767)
-----------   -----------  -----------   -----------   -----------   -----------   -----------   -----------


    690,578            --    2,376,387       253,700       (36,594)     (538,508)      692,430      (513,332)
-----------   -----------  -----------   -----------   -----------   -----------   -----------   -----------

    759,601            --    2,595,782       259,580       829,223    (1,860,358)    1,406,631      (885,991)



         --            --      259,580            --     3,797,707     5,658,065     2,428,505     3,314,496
-----------   -----------  -----------   -----------   -----------   -----------   -----------   -----------
$   759,601   $        --  $ 2,855,362   $   259,580   $ 4,626,930   $ 3,797,707   $ 3,835,136   $ 2,428,505
===========   ===========  ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 MERRILL LYNCH                    MFS                         MFS
                                                   LARGE CAP                    EMERGING                    MID CAP
                                                      CORE                       GROWTH                      GROWTH
                                                   PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (16,988)  $   (28,893)  $    (2,753)  $    (2,160)  $   (50,144)  $   (50,199)
  Realized gain (loss) ..................     (121,795)     (640,139)       (3,293)       (6,553)     (357,098)     (862,640)
  Change in unrealized gain (loss)
    on investments ......................      401,509       (13,396)       40,442       (44,883)    1,193,219    (1,049,953)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      262,726      (682,428)       34,396       (53,596)      785,977    (1,962,792)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      131,798        40,296        43,447        96,739       457,364       734,163
  Participant transfers from other
    funding options .....................       38,896       190,410         1,236         4,919       303,473       627,054
  Administrative charges ................         (538)         (729)          (21)          (12)         (868)         (821)
  Contract surrenders ...................      (52,635)     (208,472)       (4,084)         (860)     (227,186)     (224,823)
  Participant transfers to other
    funding options .....................     (102,300)     (888,407)       (1,175)      (11,148)     (215,818)     (841,352)
  Other payments to participants ........      (10,816)      (17,762)           --            --        (1,491)      (19,191)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        4,405      (884,664)       39,403        89,638       315,474       275,030
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      267,131    (1,567,092)       73,799        36,042     1,101,451    (1,687,762)


NET ASSETS:
    Beginning of year ...................    1,390,529     2,957,621       115,831        79,789     2,252,106     3,939,868
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,657,660   $ 1,390,529   $   189,630   $   115,831   $ 3,353,557   $ 2,252,106
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                  U.S.
          MFS                        PIONEER                   GOVERNMENT                 AIM CAPITAL
         VALUE                         FUND                    SECURITIES                 APPRECIATION
       PORTFOLIO                    PORTFOLIO                  PORTFOLIO                   PORTFOLIO
-------------------------   -------------------------  -------------------------   -------------------------
    2003          2002          2003          2002         2003          2002          2003          2002
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------

$    (6,701)  $    11,799   $     1,812   $        --  $   155,412   $   292,933   $   (43,180)  $   (47,858)
    (25,308)       52,067            87            --      254,156       155,766      (360,814)     (940,924)

    556,719      (323,424)       14,624            --     (359,867)      158,947       970,645       215,261
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    524,710      (259,558)       16,523            --       49,701       607,646       566,651      (773,521)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    597,505       813,029       272,573            --    1,310,854     1,677,466       479,972       199,254

    318,107       403,667        30,478            --    1,044,428     1,282,887        35,462       398,992
       (618)         (514)           (4)           --       (1,260)       (1,493)       (1,121)       (1,326)
    (83,712)     (301,906)           --            --     (627,773)     (415,796)     (143,175)     (231,799)

   (339,724)     (266,020)         (118)           --   (2,708,512)   (1,549,181)     (262,596)     (632,909)
     (6,265)      (41,666)           --            --      (28,701)     (153,589)       (5,344)     (102,730)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    485,293       606,590       302,929            --   (1,010,964)      840,294       103,198      (370,518)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------

  1,010,003       347,032       319,452            --     (961,263)    1,447,940       669,849    (1,144,039)



  1,980,227     1,633,195            --            --    6,114,200     4,666,260     2,131,105     3,275,144
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$ 2,990,230   $ 1,980,227   $   319,452   $        --  $ 5,152,937   $ 6,114,200   $ 2,800,954   $ 2,131,105
===========   ===========   ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                               SMITH BARNEY
                                                   SMITH BARNEY                                                   LARGE
                                                    AGGRESSIVE                   SMITH BARNEY                 CAPITALIZATION
                                                      GROWTH                     HIGH INCOME                      GROWTH
                                                    PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (98,286)  $    (97,266)  $    291,039   $    646,223   $   (183,174)  $   (151,837)
  Realized gain (loss) ..................      (248,125)      (449,450)      (258,386)      (210,644)      (320,206)      (815,828)
  Change in unrealized gain (loss)
    on investments ......................     1,788,341     (1,885,677)       757,298       (621,317)     4,255,267     (2,297,290)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,441,930     (2,432,393)       789,951       (185,738)     3,751,887     (3,264,955)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,567,344      1,226,270        402,936        633,705      1,542,560      1,276,321
  Participant transfers from other
    funding options .....................       328,107        939,020      2,513,190        455,721        961,421      1,002,441
  Administrative charges ................        (1,924)        (1,951)          (712)          (769)        (3,175)        (3,342)
  Contract surrenders ...................      (486,962)      (379,996)      (323,725)      (445,065)      (548,757)      (636,666)
  Participant transfers to other
    funding options .....................      (453,282)      (890,435)      (866,412)      (453,998)    (1,765,271)    (1,605,250)
  Other payments to participants ........      (176,146)         7,660        (55,769)       (55,912)      (125,978)      (350,357)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       777,137        900,568      1,669,508        133,682         60,800       (316,853)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,219,067     (1,531,825)     2,459,459        (52,056)     3,812,687     (3,581,808)


NET ASSETS:
    Beginning of year ...................     4,513,950      6,045,775      2,715,963      2,768,019      8,382,528     11,964,336
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  6,733,017   $  4,513,950   $  5,175,422   $  2,715,963   $ 12,195,215   $  8,382,528
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        SMITH BARNEY                  SMITH BARNEY                                                 TRAVELERS
          MID CAP                        MONEY                      STRATEGIC                       MANAGED
            CORE                         MARKET                       EQUITY                         INCOME
         PORTFOLIO                     PORTFOLIO                    PORTFOLIO                      PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (51,760)  $    (36,543)  $   (123,435)  $    (49,972)  $     (4,245)  $     (1,713)  $    353,657   $    861,290
     (10,228)       (24,807)            --             --         (9,315)       (28,658)       (50,983)        34,329

     759,673       (397,346)            --             --         71,724        (33,448)       383,312       (877,589)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     697,685       (458,696)      (123,435)       (49,972)        58,164        (63,819)       685,986         18,030
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     914,492      1,271,052      1,560,086     13,108,284        143,852         23,754      1,440,650      2,593,614

     163,383        430,799      4,076,493     25,156,474        114,556         29,428      4,320,850        886,969
        (826)          (510)        (1,514)        (1,417)           (67)           (45)        (2,631)        (2,738)
    (219,790)      (185,731)    (2,243,173)    (4,598,392)            --        (49,585)      (766,675)      (958,234)

    (241,878)      (317,669)   (15,602,421)   (23,296,532)       (42,029)        (5,042)    (1,209,491)    (1,887,122)
     (40,831)       (62,600)        (5,220)       (43,706)            --             --        (60,806)      (319,276)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     574,550      1,135,341    (12,215,749)    10,324,711        216,312         (1,490)     3,721,897        313,213
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,272,235        676,645    (12,339,184)    10,274,739        274,476        (65,309)     4,407,883        331,243



   2,350,733      1,674,088     17,038,397      6,763,658        117,817        183,126      9,606,188      9,274,945
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,622,968   $  2,350,733   $  4,699,213   $ 17,038,397   $    392,293   $    117,817   $ 14,014,071   $  9,606,188
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    EMERGING                   SMITH BARNEY
                                                     GROWTH                     SMALL CAP                   MID CAP
                                                  PORTFOLIO -                     GROWTH                  PORTFOLIO -
                                                    CLASS II                  OPPORTUNITIES                 SERVICE
                                                     SHARES                     PORTFOLIO                   CLASS 2
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (2,369)  $    (2,128)  $    (7,307)  $    (6,794)  $   (22,564)  $   (13,000)
  Realized gain (loss) ..................       (1,051)      (14,190)      (16,498)      (14,196)       11,318       (22,757)
  Change in unrealized gain (loss)
    on investments ......................       30,658       (38,848)      158,985       (98,663)      483,752      (111,994)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       27,238       (55,166)      135,180      (119,653)      472,506      (147,751)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       66,165        60,764       166,585       171,515       471,101       507,431
  Participant transfers from other
    funding options .....................        4,254         9,660        64,062        71,623       135,327       635,282
  Administrative charges ................          (28)          (25)         (153)         (168)         (285)         (221)
  Contract surrenders ...................         (863)       (7,621)      (26,480)      (21,790)      (81,923)      (21,859)
  Participant transfers to other
    funding options .....................       (5,662)      (43,355)     (112,111)      (72,968)     (181,144)     (200,959)
  Other payments to participants ........           --        34,844       (11,967)           --       (12,387)       34,844
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       63,866        54,267        79,936       148,212       330,689       954,518
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       91,104          (899)      215,116        28,559       803,195       806,767


NET ASSETS:
    Beginning of year ...................       96,264        97,163       335,661       307,102     1,113,305       306,538
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   187,368   $    96,264   $   550,777   $   335,661   $ 1,916,500   $ 1,113,305
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

           COMBINED
-----------------------------
     2003            2002
-------------   -------------

$     (25,586)  $   1,109,070
   (2,641,453)     (7,232,338)

   29,178,770     (14,774,865)
-------------   -------------


   26,511,731     (20,898,133)
-------------   -------------


   37,191,340      49,740,884

   34,174,896      62,157,329
      (34,219)        (31,323)
  (10,955,042)    (16,935,340)

  (34,173,256)    (62,156,270)
   (1,365,183)     (1,934,934)
-------------   -------------


   24,838,536      30,840,346
-------------   -------------

   51,350,267       9,942,213



  119,289,352     109,347,139
-------------   -------------
$ 170,639,619   $ 119,289,352
=============   =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account TM is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM is comprised of the Travelers Marquis Portfolios product.

Participant purchase payments applied to Separate Account TM are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account TM were:

     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Growth and Income Portfolio - Service Shares
         International Growth Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I

     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio) Travelers Managed Income Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

FEDERAL INCOME TAXES. The operations of Separate Account TM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM. Separate Account TM is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account TM adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $67,590,941 and $42,487,765, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $170,822,687 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $7,942,586. Gross unrealized depreciation for all investments at December 31, 2003 was $8,083,017.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guarranteed  Minimum Withdrawal  Benefit, if elected by the contract owner
      (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following Death Benefit (Dth Ben) designations; Standard (S) and Enhanced (E).

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      TM
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                            Optional Features
  Separate Account Charge (1)    Dth                                                        -----------------           Total
   (as identified in Note 4)     Ben  Product                              M&E       ADM     E.S.P.     GMWB            Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%     S   Travelers Marquis                   1.55%     0.15%                                1.70%

Separate Account Charge 1.85%     E   Travelers Marquis                   1.70%     0.15%                                1.85%

Separate Account Charge 1.95%     S   Travelers Marquis                   1.55%     0.15%     0.25%                      1.95%

Separate Account Charge 2.10%     S   Travelers Marquis                   1.55%     0.15%               0.40%            2.10%
                                  E   Travelers Marquis                   1.70%     0.15%     0.25%                      2.10%

Separate Account Charge 2.25%     E   Travelers Marquis                   1.70%     0.15%               0.40%            2.25%

Separate Account Charge 2.35%     S   Travelers Marquis                   1.55%     0.15%     0.25%     0.40%            2.35%

Separate Account Charge 2.50%     E   Travelers Marquis                   1.70%     0.15%     0.25%     0.40%            2.50%

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.70% .................................             56,892      $  0.745        $      42,367
    Separate Account Charges 1.85% .................................            264,254         0.742              195,997
    Separate Account Charges 2.10% .................................             26,335         0.955               25,146
    Separate Account Charges 2.25% .................................                 --         1.262                   --
    Separate Account Charges 2.35% .................................                 --         1.261                   --
    Separate Account Charges 2.50% .................................                 --         1.259                   --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% .................................            576,419         0.918              529,016
    Separate Account Charges 1.85% .................................          2,547,676         0.914            2,328,815
    Separate Account Charges 2.10% .................................            197,431         1.127              222,528
    Separate Account Charges 2.25% .................................             44,656         1.329               59,369
    Separate Account Charges 2.35% .................................                 --         1.328                   --
    Separate Account Charges 2.50% .................................            110,860         1.327              147,069
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................            382,496         0.704              269,212
    Separate Account Charges 1.85% .................................            341,246         0.701              239,226
    Separate Account Charges 2.10% .................................            252,624         0.967              244,310
    Separate Account Charges 2.25% .................................             61,353         1.250               76,673
    Separate Account Charges 2.35% .................................                 --         1.249                   --
    Separate Account Charges 2.50% .................................             40,270         1.247               50,216

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................              8,352         1.293               10,799
    Separate Account Charges 1.85% .................................             55,157         1.292               71,245
    Separate Account Charges 2.10% .................................             16,096         1.290               20,757
    Separate Account Charges 2.25% .................................            395,571         1.288              509,598
    Separate Account Charges 2.35% .................................                 --         1.287                   --
    Separate Account Charges 2.50% .................................                 --         1.286                   --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................             72,456         1.246               90,255
    Separate Account Charges 1.85% .................................            364,404         1.244              453,463
    Separate Account Charges 2.10% .................................            440,897         1.242              547,737
    Separate Account Charges 2.25% .................................          1,697,642         1.241            2,106,907
    Separate Account Charges 2.35% .................................                 --         1.240                   --
    Separate Account Charges 2.50% .................................             13,360         1.239               16,553
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            157,374         1.251              196,805
    Separate Account Charges 1.85% .................................          2,485,924         1.249            3,105,652
    Separate Account Charges 2.10% .................................            228,921         1.247              285,515
    Separate Account Charges 2.25% .................................          1,426,754         1.246            1,777,687
    Separate Account Charges 2.35% .................................                 --         1.245                   --
    Separate Account Charges 2.50% .................................             13,403         1.244               16,672

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.70% .................................            151,322      $  1.097        $     166,053
    Separate Account Charges 1.85% .................................            644,246         1.088              701,218
    Separate Account Charges 2.10% .................................             31,073         1.464               45,479
    Separate Account Charges 2.25% .................................                 --         1.442                   --
    Separate Account Charges 2.35% .................................                 --         1.441                   --
    Separate Account Charges 2.50% .................................                 --         1.439                   --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.70% .................................            471,982         1.716              809,743
    Separate Account Charges 1.85% .................................          1,069,310         1.702            1,819,686
    Separate Account Charges 2.10% .................................            155,002         1.477              228,975
    Separate Account Charges 2.25% .................................            204,225         1.364              278,664
    Separate Account Charges 2.35% .................................                 --         1.363                   --
    Separate Account Charges 2.50% .................................             31,434         1.362               42,800
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 1.70% .................................            265,516         1.556              413,259
    Separate Account Charges 1.85% .................................            724,641         1.544            1,118,722
    Separate Account Charges 2.10% .................................             94,821         1.533              145,378
    Separate Account Charges 2.25% .................................            139,725         1.458              203,665
    Separate Account Charges 2.35% .................................                 --         1.456                   --
    Separate Account Charges 2.50% .................................              6,323         1.454                9,196

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................            654,363         1.005              657,553
    Separate Account Charges 1.85% .................................          6,540,266         0.997            6,518,956
    Separate Account Charges 2.10% .................................            267,894         1.078              288,832
    Separate Account Charges 2.25% .................................            539,625         1.241              669,910
    Separate Account Charges 2.35% .................................                 --         1.240                   --
    Separate Account Charges 2.50% .................................                 --         1.239                   --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................            387,968         1.272              493,455
    Separate Account Charges 1.85% .................................          2,722,326         1.262            3,434,424
    Separate Account Charges 2.10% .................................             88,053         1.210              106,524
    Separate Account Charges 2.25% .................................            174,872         1.347              235,569
    Separate Account Charges 2.35% .................................                 --         1.346                   --
    Separate Account Charges 2.50% .................................                 --         1.344                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            307,364         1.188              365,238
    Separate Account Charges 1.85% .................................          1,080,564         1.179            1,273,612
    Separate Account Charges 2.10% .................................             97,960         1.151              112,783
    Separate Account Charges 2.25% .................................            172,308         1.400              241,252
    Separate Account Charges 2.35% .................................                 --         1.399                   --
    Separate Account Charges 2.50% .................................             50,242         1.397               70,192

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            134,393      $  1.037        $     139,409
    Separate Account Charges 1.85% .................................          1,607,974         1.035            1,663,857
    Separate Account Charges 2.10% .................................             78,196         1.030               80,576
    Separate Account Charges 2.25% .................................            725,735         1.263              916,712
    Separate Account Charges 2.35% .................................                 --         1.262                   --
    Separate Account Charges 2.50% .................................                 --         1.260                   --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            150,725         1.368              206,235
    Separate Account Charges 1.85% .................................            333,216         1.357              452,250
    Separate Account Charges 2.10% .................................             91,342         1.667              152,265
    Separate Account Charges 2.25% .................................            118,921         1.513              179,987
    Separate Account Charges 2.35% .................................                 --         1.512                   --
    Separate Account Charges 2.50% .................................             26,578         1.510               40,139
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            665,962         0.933              621,347
    Separate Account Charges 1.85% .................................          2,276,050         0.925            2,106,380
    Separate Account Charges 2.10% .................................            116,592         1.170              136,441
    Separate Account Charges 2.25% .................................            512,208         1.347              689,835
    Separate Account Charges 2.35% .................................                 --         1.346                   --
    Separate Account Charges 2.50% .................................              2,488         1.344                3,344

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.70% .................................            792,935         0.931              738,460
    Separate Account Charges 1.85% .................................          2,195,554         0.928            2,036,566
    Separate Account Charges 2.10% .................................            318,569         1.119              356,507
    Separate Account Charges 2.25% .................................            995,312         1.257            1,251,552
    Separate Account Charges 2.35% .................................             22,135         1.256               27,809
    Separate Account Charges 2.50% .................................                 --         1.255                   --
  Fundamental Value Portfolio
    Separate Account Charges 1.70% .................................          1,080,865         0.969            1,047,215
    Separate Account Charges 1.85% .................................          3,307,065         0.965            3,191,227
    Separate Account Charges 2.10% .................................            146,609         1.226              179,756
    Separate Account Charges 2.25% .................................            400,792         1.420              569,219
    Separate Account Charges 2.35% .................................                 --         1.419                   --
    Separate Account Charges 2.50% .................................              7,140         1.417               10,119

Janus Aspen Series
  Growth and Income Portfolio - Service Shares
    Separate Account Charges 1.70% .................................            382,550         0.672              256,915
    Separate Account Charges 1.85% .................................          1,663,963         0.668            1,111,384
    Separate Account Charges 2.10% .................................                 --         1.043                   --
    Separate Account Charges 2.25% .................................             15,437         1.245               19,214
    Separate Account Charges 2.35% .................................                 --         1.244                   --
    Separate Account Charges 2.50% .................................                 --         1.242                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Janus Aspen Series (continued)
  International Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................            630,837      $  0.571        $     360,411
    Separate Account Charges 1.85% .................................          2,196,094         0.568            1,247,798
    Separate Account Charges 2.10% .................................                 --         1.121                   --
    Separate Account Charges 2.25% .................................             44,570         1.408               62,752
    Separate Account Charges 2.35% .................................                 --         1.407                   --
    Separate Account Charges 2.50% .................................                 --         1.405                   --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................          1,055,017         0.374              394,451
    Separate Account Charges 1.85% .................................          2,297,905         0.372              854,470
    Separate Account Charges 2.10% .................................             21,208         1.075               22,800
    Separate Account Charges 2.25% .................................             69,951         1.351               94,515
    Separate Account Charges 2.35% .................................                 --         1.350                   --
    Separate Account Charges 2.50% .................................                 --         1.348                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.70% .................................              1,000         1.333                1,333
    Separate Account Charges 1.85% .................................             12,350         1.332               16,447
    Separate Account Charges 2.10% .................................             24,476         1.330               32,544
    Separate Account Charges 2.25% .................................              9,053         1.328               12,025
    Separate Account Charges 2.35% .................................                 --         1.327                   --
    Separate Account Charges 2.50% .................................                 --         1.326                   --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.70% .................................            112,725         1.242              139,999
    Separate Account Charges 1.85% .................................            209,048         1.241              259,366
    Separate Account Charges 2.10% .................................            112,259         1.239              139,048
    Separate Account Charges 2.25% .................................            265,654         1.237              328,721
    Separate Account Charges 2.35% .................................                 --         1.237                   --
    Separate Account Charges 2.50% .................................            174,658         1.235              215,762
  Mid-Cap Value Portfolio
    Separate Account Charges 1.70% .................................             88,446         1.257              111,185
    Separate Account Charges 1.85% .................................             82,052         1.256              103,045
    Separate Account Charges 2.10% .................................            265,680         1.254              333,094
    Separate Account Charges 2.25% .................................            293,361         1.252              367,433
    Separate Account Charges 2.35% .................................                 --         1.252                   --
    Separate Account Charges 2.50% .................................             71,591         1.250               89,518

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.70% .................................          5,776,342         1.164            6,721,428
    Separate Account Charges 1.85% .................................          6,926,353         1.159            8,027,456
    Separate Account Charges 2.10% .................................            878,853         1.101              967,528
    Separate Account Charges 2.25% .................................          2,441,513         1.022            2,496,286
    Separate Account Charges 2.35% .................................                 --         1.022                   --
    Separate Account Charges 2.50% .................................            366,006         1.020              373,408

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.70% .................................             53,217      $  0.723        $      38,452
    Separate Account Charges 1.85% .................................             22,986         0.720               16,541
    Separate Account Charges 2.10% .................................                 --         1.099                   --
    Separate Account Charges 2.25% .................................                 --         1.333                   --
    Separate Account Charges 2.35% .................................                 --         1.332                   --
    Separate Account Charges 2.50% .................................                 --         1.330                   --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.70% .................................            189,560         0.875              165,912
    Separate Account Charges 1.85% .................................          3,448,096         0.872            3,005,932
    Separate Account Charges 2.10% .................................            230,770         1.154              266,235
    Separate Account Charges 2.25% .................................            291,843         1.329              387,867
    Separate Account Charges 2.35% .................................                 --         1.328                   --
    Separate Account Charges 2.50% .................................              9,994         1.326               13,254
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.70% .................................            204,137         1.284              262,156
    Separate Account Charges 1.85% .................................            330,843         1.279              423,174
    Separate Account Charges 2.10% .................................             25,653         1.431               36,708
    Separate Account Charges 2.25% .................................             54,749         1.541               84,382
    Separate Account Charges 2.35% .................................                 --         1.540                   --
    Separate Account Charges 2.50% .................................                 --         1.538                   --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.70% .................................            345,342         0.949              327,641
    Separate Account Charges 1.85% .................................          1,922,660         0.945            1,816,852
    Separate Account Charges 2.10% .................................             55,203         1.126               62,135
    Separate Account Charges 2.25% .................................            196,088         1.401              274,711
    Separate Account Charges 2.35% .................................                 --         1.400                   --
    Separate Account Charges 2.50% .................................                 --         1.398                   --
  Investors Fund - Class I
    Separate Account Charges 1.70% .................................            702,541         1.196              840,011
    Separate Account Charges 1.85% .................................          5,371,276         1.186            6,370,273
    Separate Account Charges 2.10% .................................            326,602         1.106              361,258
    Separate Account Charges 2.25% .................................            455,626         1.341              610,848
    Separate Account Charges 2.35% .................................                 --         1.340                   --
    Separate Account Charges 2.50% .................................                 --         1.338                   --

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.70% .................................             33,176         0.978               32,444
    Separate Account Charges 1.85% .................................            244,645         0.976              238,655
    Separate Account Charges 2.10% .................................             27,528         0.971               26,742
    Separate Account Charges 2.25% .................................             38,241         1.252               47,867
    Separate Account Charges 2.35% .................................                 --         1.251                   --
    Separate Account Charges 2.50% .................................                 --         1.249                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 1.70% .................................            137,594      $  1.103        $     151,760
    Separate Account Charges 1.85% .................................            189,594         1.094              207,422
    Separate Account Charges 2.10% .................................                 --         1.216                   --
    Separate Account Charges 2.25% .................................                 --         1.451                   --
    Separate Account Charges 2.35% .................................                 --         1.450                   --
    Separate Account Charges 2.50% .................................                 --         1.448                   --

The Travelers Series Trust
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.70% .................................            103,531         1.473              152,529
    Separate Account Charges 1.85% .................................            233,552         1.461              341,295
    Separate Account Charges 2.10% .................................                 --         1.311                   --
    Separate Account Charges 2.25% .................................                 --         1.366                   --
    Separate Account Charges 2.35% .................................                 --         1.365                   --
    Separate Account Charges 2.50% .................................                 --         1.363                   --
  Equity Income Portfolio
    Separate Account Charges 1.70% .................................            139,742         1.239              173,089
    Separate Account Charges 1.85% .................................            172,268         1.237              213,161
    Separate Account Charges 2.10% .................................             21,934         1.235               27,096
    Separate Account Charges 2.25% .................................            280,579         1.234              346,255
    Separate Account Charges 2.35% .................................                 --         1.233                   --
    Separate Account Charges 2.50% .................................                 --         1.232                   --
  Federated High Yield Portfolio
    Separate Account Charges 1.70% .................................          1,614,932         1.175            1,897,442
    Separate Account Charges 1.85% .................................            367,973         1.172              431,259
    Separate Account Charges 2.10% .................................            136,049         1.167              158,784
    Separate Account Charges 2.25% .................................            307,785         1.186              365,005
    Separate Account Charges 2.35% .................................                 --         1.185                   --
    Separate Account Charges 2.50% .................................              2,427         1.183                2,872
  Large Cap Portfolio
    Separate Account Charges 1.70% .................................          1,814,849         0.908            1,648,535
    Separate Account Charges 1.85% .................................          3,126,463         0.901            2,816,862
    Separate Account Charges 2.10% .................................             20,618         1.049               21,631
    Separate Account Charges 2.25% .................................            111,403         1.256              139,902
    Separate Account Charges 2.35% .................................                 --         1.255                   --
    Separate Account Charges 2.50% .................................                 --         1.253                   --
  Lazard International Stock Portfolio
    Separate Account Charges 1.70% .................................          1,216,746         0.755              918,504
    Separate Account Charges 1.85% .................................          2,447,929         0.749            1,832,870
    Separate Account Charges 2.10% .................................            420,351         1.136              477,412
    Separate Account Charges 2.25% .................................            286,204         1.318              377,212
    Separate Account Charges 2.35% .................................                 --         1.317                   --
    Separate Account Charges 2.50% .................................            174,231         1.315              229,138
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.70% .................................            512,563         0.782              400,768
    Separate Account Charges 1.85% .................................          1,438,069         0.776            1,115,278
    Separate Account Charges 2.10% .................................                 --         1.001                   --
    Separate Account Charges 2.25% .................................            114,603         1.236              141,614
    Separate Account Charges 2.35% .................................                 --         1.235                   --
    Separate Account Charges 2.50% .................................                 --         1.233                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.70% .................................             74,663      $  0.665        $      49,627
    Separate Account Charges 1.85% .................................            141,191         0.662               93,471
    Separate Account Charges 2.10% .................................             24,105         0.992               23,905
    Separate Account Charges 2.25% .................................             17,666         1.281               22,627
    Separate Account Charges 2.35% .................................                 --         1.280                   --
    Separate Account Charges 2.50% .................................                 --         1.278                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.70% .................................          1,381,403         0.497              686,971
    Separate Account Charges 1.85% .................................          4,246,811         0.495            2,100,391
    Separate Account Charges 2.10% .................................            277,040         0.821              227,447
    Separate Account Charges 2.25% .................................            186,774         1.350              252,065
    Separate Account Charges 2.35% .................................                 --         1.348                   --
    Separate Account Charges 2.50% .................................             64,369         1.347               86,683
  MFS Value Portfolio
    Separate Account Charges 1.70% .................................            766,211         1.159              887,952
    Separate Account Charges 1.85% .................................          1,389,379         1.149            1,597,088
    Separate Account Charges 2.10% .................................            218,389         1.168              255,068
    Separate Account Charges 2.25% .................................            195,353         1.280              250,122
    Separate Account Charges 2.35% .................................                 --         1.279                   --
    Separate Account Charges 2.50% .................................                 --         1.278                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.70% .................................            178,212         1.214              216,420
    Separate Account Charges 1.85% .................................             16,209         1.213               19,664
    Separate Account Charges 2.10% .................................             41,592         1.211               50,375
    Separate Account Charges 2.25% .................................             19,011         1.210               23,003
    Separate Account Charges 2.35% .................................                 --         1.209                   --
    Separate Account Charges 2.50% .................................              8,270         1.208                9,990
  U.S. Government Securities Portfolio
    Separate Account Charges 1.70% .................................          1,476,680         1.302            1,922,718
    Separate Account Charges 1.85% .................................          2,322,512         1.292            2,999,542
    Separate Account Charges 2.10% .................................             19,379         1.117               21,643
    Separate Account Charges 2.25% .................................            207,601         1.007              209,034
    Separate Account Charges 2.35% .................................                 --         1.006                   --
    Separate Account Charges 2.50% .................................                 --         1.005                   --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.70% .................................            715,425         0.948              678,084
    Separate Account Charges 1.85% .................................          1,889,131         0.940            1,775,986
    Separate Account Charges 2.10% .................................             45,259         1.138               51,500
    Separate Account Charges 2.25% .................................            227,525         1.298              295,384
    Separate Account Charges 2.35% .................................                 --         1.297                   --
    Separate Account Charges 2.50% .................................                 --         1.295                   --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.70% .................................          1,265,821         0.842            1,065,706
    Separate Account Charges 1.85% .................................          4,936,010         0.837            4,132,991
    Separate Account Charges 2.10% .................................            376,618         1.053              396,610
    Separate Account Charges 2.25% .................................            841,299         1.345            1,131,174
    Separate Account Charges 2.35% .................................                 --         1.343                   --
    Separate Account Charges 2.50% .................................              4,871         1.342                6,536

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney High Income Portfolio
    Separate Account Charges 1.70% .................................          2,600,507      $  0.977        $   2,540,576
    Separate Account Charges 1.85% .................................          2,442,970         0.969            2,367,307
    Separate Account Charges 2.10% .................................              7,726         1.227                9,476
    Separate Account Charges 2.25% .................................            209,324         1.223              256,045
    Separate Account Charges 2.35% .................................                 --         1.222                   --
    Separate Account Charges 2.50% .................................              1,653         1.221                2,018
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.70% .................................          2,557,681         1.265            3,234,764
    Separate Account Charges 1.85% .................................          6,334,061         1.254            7,945,985
    Separate Account Charges 2.10% .................................            230,264         1.257              289,390
    Separate Account Charges 2.25% .................................            497,899         1.456              725,076
    Separate Account Charges 2.35% .................................                 --         1.455                   --
    Separate Account Charges 2.50% .................................                 --         1.453                   --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.70% .................................            428,901         0.949              407,163
    Separate Account Charges 1.85% .................................          2,662,783         0.946            2,517,732
    Separate Account Charges 2.10% .................................            183,618         1.240              227,659
    Separate Account Charges 2.25% .................................            355,927         1.322              470,414
    Separate Account Charges 2.35% .................................                 --         1.321                   --
    Separate Account Charges 2.50% .................................                 --         1.319                   --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.70% .................................          1,317,789         1.093            1,440,463
    Separate Account Charges 1.85% .................................          2,396,380         1.084            2,598,214
    Separate Account Charges 2.10% .................................            153,275         0.977              149,802
    Separate Account Charges 2.25% .................................            485,286         0.986              478,516
    Separate Account Charges 2.35% .................................                 --         0.985                   --
    Separate Account Charges 2.50% .................................             32,745         0.984               32,218
  Strategic Equity Portfolio
    Separate Account Charges 1.70% .................................            154,968         0.695              107,720
    Separate Account Charges 1.85% .................................            220,890         0.692              152,926
    Separate Account Charges 2.10% .................................             94,251         0.969               91,292
    Separate Account Charges 2.25% .................................             30,738         1.313               40,355
    Separate Account Charges 2.35% .................................                 --         1.312                   --
    Separate Account Charges 2.50% .................................                 --         1.310                   --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.70% .................................          5,337,288         1.179            6,294,624
    Separate Account Charges 1.85% .................................          5,398,515         1.170            6,315,186
    Separate Account Charges 2.10% .................................            668,862         1.041              696,373
    Separate Account Charges 2.25% .................................            616,495         1.055              650,258
    Separate Account Charges 2.35% .................................                 --         1.054                   --
    Separate Account Charges 2.50% .................................             54,755         1.053               57,630

Van Kampen Life Investment Trust
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................             67,928         0.672               45,656
    Separate Account Charges 1.85% .................................            116,186         0.669               77,781
    Separate Account Charges 2.10% .................................             59,685         0.929               55,466
    Separate Account Charges 2.25% .................................              6,766         1.251                8,465
    Separate Account Charges 2.35% .................................                 --         1.250                   --
    Separate Account Charges 2.50% .................................                 --         1.248                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Van Kampen Life Investment Trust (continued)
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.70% .................................            123,215      $  0.962        $     118,570
    Separate Account Charges 1.85% .................................            317,197         0.958              304,027
    Separate Account Charges 2.10% .................................             60,043         1.229               73,799
    Separate Account Charges 2.25% .................................             34,420         1.441               49,605
    Separate Account Charges 2.35% .................................                 --         1.440                   --
    Separate Account Charges 2.50% .................................              3,321         1.438                4,776

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................            338,407         1.234              417,526
    Separate Account Charges 1.85% .................................            863,241         1.229            1,060,796
    Separate Account Charges 2.10% .................................             94,573         1.339              126,673
    Separate Account Charges 2.25% .................................            221,008         1.409              311,505
    Separate Account Charges 2.35% .................................                 --         1.408                   --
    Separate Account Charges 2.50% .................................                 --         1.406                   --
                                                                                                             -------------

Net Contract Owners' Equity ........................................                                         $ 170,639,619
                                                                                                             =============

5. STATEMENT OF INVESTMENTS                                                              FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                                 --------------------------------------------------
INVESTMENTS                                                                         NO. OF       MARKET      COST OF      PROCEEDS
                                                                                    SHARES       VALUE      PURCHASES    FROM SALES
                                                                                 -----------  -----------  -----------  -----------
AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $285,144)                                                             13,029  $   263,576  $     7,386  $    38,045
                                                                                 -----------  -----------  -----------  -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (2.4%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $3,086,169)          152,065    3,287,635      829,992      329,829
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $875,877)                41,250      879,869      347,639      249,746
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $3,962,046)                                                          193,315    4,167,504    1,177,631      579,575
                                                                                 -----------  -----------  -----------  -----------

AMERICAN FUNDS INSURANCE SERIES (5.4%)
  Global Growth Fund - Class 2 Shares (Cost $569,841)                                 40,169      612,581      573,205        3,481
  Growth Fund - Class 2 Shares (Cost $2,989,522)                                      70,678    3,215,849    3,047,682       58,957
  Growth-Income Fund - Class 2 Shares (Cost $4,952,819)                              160,806    5,383,785    5,147,203      199,930
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $8,512,182)                                                          271,653    9,212,215    8,768,090      262,368
                                                                                 -----------  -----------  -----------  -----------

CREDIT SUISSE TRUST (0.5%)
  Emerging Markets Portfolio
    Total (Cost $685,419)                                                             85,887      912,976    1,541,262    1,827,610
                                                                                 -----------  -----------  -----------  -----------

DELAWARE VIP TRUST (3.0%)
  Delaware VIP REIT Series - Standard Class (Cost $2,477,351)                        210,085    3,180,682      715,182      422,299
  Delaware VIP Small Cap Value Series - Standard Class (Cost $1,480,290)              73,741    1,890,709      713,799      856,853
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $3,957,641)                                                          283,826    5,071,391    1,428,981    1,279,152
                                                                                 -----------  -----------  -----------  -----------

DREYFUS VARIABLE INVESTMENT FUND (7.3%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $7,975,399)              236,413    8,137,323    1,330,491      742,817
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $4,685,867)        114,230    4,271,057      346,189      531,468
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $12,661,266)                                                         350,643   12,408,380    1,676,680    1,274,285
                                                                                 -----------  -----------  -----------  -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (5.5%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $2,241,516)                         118,394    2,063,608      561,693      126,302
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,505,573)                   188,133    2,801,306    2,753,567      525,854
  Templeton Developing Markets Securities Fund - Class 2 Shares (Cost $769,733)      145,436    1,031,142      421,585       58,384
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $3,209,688)               290,708    3,558,263    1,269,978      165,597
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $8,726,510)                                                          742,671    9,454,319    5,006,823      876,137
                                                                                 -----------  -----------  -----------  -----------

GREENWICH STREET SERIES FUND (5.5%)
  Appreciation Portfolio (Cost $3,998,583)                                           202,668    4,412,072    2,220,897      644,292
  Fundamental Value Portfolio (Cost $4,653,784)                                      248,945    4,998,811    1,020,762    1,043,281
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $8,652,367)                                                          451,613    9,410,883    3,241,659    1,687,573
                                                                                 -----------  -----------  -----------  -----------

JANUS ASPEN SERIES (2.6%)
  Growth and Income Portfolio - Service Shares (Cost $1,579,884)                      97,668    1,387,857       95,490      159,780
  International Growth Portfolio - Service Shares (Cost $2,017,633)                   73,018    1,671,375      162,945      330,104
  Mid Cap Growth Portfolio - Service Shares (Cost $2,141,021)                         64,921    1,366,578      213,095      127,570
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $5,738,538)                                                          235,607    4,425,810      471,530      617,454
                                                                                 -----------  -----------  -----------  -----------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $56,274)                                                               4,240       62,366       56,556          301
                                                                                 -----------  -----------  -----------  -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                        FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            -----------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            -----------   -----------   -----------   -----------
LORD ABBETT SERIES FUND, INC. (1.2%)
  Growth and Income Portfolio (Cost $986,266)                                    44,176   $ 1,083,205   $   998,205   $    12,564
  Mid-Cap Value Portfolio (Cost $939,164)                                        58,953     1,004,560       978,984        41,790
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $1,925,430)                                                     103,129     2,087,765     1,977,189        54,354
                                                                            -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (10.9%)
  Total Return Portfolio - Administrative Class
    Total (Cost $18,289,502)                                                  1,794,487    18,590,888     9,993,189     2,605,249
                                                                            -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (2.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $49,985)               11,906        55,006        31,040        31,187
  Putnam VT International Equity Fund - Class IB Shares (Cost $3,379,532)       298,847     3,840,184       922,610       449,665
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $649,755)               44,516       806,626       177,476       158,314
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $4,079,272)                                                     355,269     4,701,816     1,131,126       639,166
                                                                            -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (6.3%)
  All Cap Fund - Class I (Cost $2,202,819)                                      158,896     2,481,962       553,974       359,893
  Investors Fund - Class I (Cost $7,654,158)                                    644,954     8,184,467     1,262,743       860,087
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $9,856,977)                                                     803,850    10,666,429     1,816,717     1,219,980
                                                                            -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.2%)
  Smith Barney Large Cap Core Portfolio
    Total (Cost $301,603)                                                        39,884       345,792       243,253        18,801
                                                                            -----------   -----------   -----------   -----------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.2%)
  Strong Multi Cap Value Fund II
    Total (Cost $337,476)                                                        35,642       359,269        10,654        40,780
                                                                            -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (15.4%)
  Disciplined Mid Cap Stock Portfolio (Cost $456,076)                            28,242       493,946         8,306        81,961
  Equity Income Portfolio (Cost $692,151)                                        45,799       759,808       701,811        10,063
  Federated High Yield Portfolio (Cost $2,827,645)                              339,604     2,856,066     2,623,391        81,507
  Large Cap Portfolio (Cost $5,972,571)                                         351,143     4,628,068       499,161       594,187
  Lazard International Stock Portfolio (Cost $3,485,483)                        383,230     3,836,132     1,072,545       370,278
  Merrill Lynch Large Cap Core Portfolio (Cost $2,355,328)                      211,220     1,658,078       179,081       191,521
  MFS Emerging Growth Portfolio (Cost $209,105)                                  20,286       189,678        45,726         9,050
  MFS Mid Cap Growth Portfolio (Cost $5,078,808)                                487,561     3,354,417       618,758       353,019
  MFS Value Portfolio (Cost $2,721,463)                                         276,176     2,990,984       853,121       374,167
  Pioneer Fund Portfolio (Cost $304,884)                                         29,259       319,509       307,098         2,301
  U.S. Government Securities Portfolio (Cost $5,213,453)                        409,390     5,154,221     2,511,223     3,275,609
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $29,316,967)                                                  2,581,910    26,240,907     9,420,221     5,343,663
                                                                            -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (29.0%)
  AIM Capital Appreciation Portfolio (Cost $4,021,125)                          278,495     2,801,664       498,148       437,843
  Smith Barney Aggressive Growth Portfolio (Cost $6,993,810)                    553,846     6,734,768     1,623,896       944,196
  Smith Barney High Income Portfolio (Cost $5,607,124)                          696,729     5,176,694     3,178,916     1,217,635
  Smith Barney Large Capitalization Growth Portfolio (Cost $11,984,247)         848,870    12,198,262     2,034,110     2,155,103
  Smith Barney Mid Cap Core Portfolio (Cost $3,163,406)                         279,839     3,623,910       953,128       429,870
  Smith Barney Money Market Portfolio (Cost $4,699,387)                       4,699,387     4,699,387     4,487,933    16,824,657
  Strategic Equity Portfolio (Cost $379,796)                                     24,327       392,395       257,014        44,869
  Travelers Managed Income Portfolio (Cost $14,411,497)                       1,217,859    14,017,556     5,728,590     1,651,475
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $51,260,392)                                                  8,599,352    49,644,636    18,761,735    23,705,648
                                                                            -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                       FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                          ---------------------------------------------------------
INVESTMENTS                                                                  NO. OF         MARKET        COST OF        PROCEEDS
                                                                             SHARES         VALUE        PURCHASES      FROM SALES
                                                                          ------------   ------------   ------------   ------------
VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Emerging Growth Portfolio - Class II Shares
    Total (Cost $195,742)                                                        7,745   $    187,417   $     70,419   $      8,891
                                                                          ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.3%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $487,289)                                                       54,655        550,920        206,318        133,615
                                                                          ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.2%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $1,534,650)                                                     79,975      1,916,997        583,522        275,118
                                                                          ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $170,822,687)                                                                    $170,682,256   $ 67,590,941   $ 42,487,765
                                                                                         ============   ============   ============

6. FINANCIAL HIGHLIGHTS

                                                                                          INVEST-    EXPENSE
                                                 YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)       TOTAL RETURN(3)
                                                ENDED   UNITS      LOWEST TO    ASSETS    INCOME    LOWEST TO         LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)       HIGHEST (%)
                                                ------  ------   -------------  -------  ---------  -----------    -----------------

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I        2003      347   0.742 - 0.955      264      0.29   1.70 - 2.10        22.44 - 22.94
                                                 2002      387   0.604 - 0.780      238      0.34   1.70 - 2.10    (31.52) - (26.55)
                                                 2001      482   0.882 - 0.883      425      0.45   1.70 - 1.85     (11.80) - (7.25)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                          2003    3,477   0.914 - 1.329    3,287      0.80   1.70 - 2.50        10.58 - 30.03
                                                 2002    2,890   0.704 - 0.871    2,061      0.58   1.70 - 2.10    (23.73) - (21.88)
                                                 2001    1,873   0.923 - 0.924    1,729      0.16   1.70 - 1.85      (8.61) - (7.70)
  AllianceBernstein Premier Growth
    Portfolio - Class B                          2003    1,078   0.701 - 1.250      880        --   1.70 - 2.50         9.94 - 21.38
                                                 2002      984   0.579 - 0.801      638        --   1.70 - 2.10    (32.12) - (25.97)
                                                 2001      465   0.853 - 0.854      397        --   1.70 - 1.85     (14.70) - (7.58)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares            2003      475   1.288 - 1.293      612      0.01   1.70 - 2.25        18.42 - 29.30

  Growth Fund - Class 2 Shares                   2003    2,589   1.239 - 1.246    3,215      0.28   1.70 - 2.50        10.04 - 24.60

  Growth-Income Fund - Class 2 Shares            2003    4,312   1.244 - 1.251    5,382      1.98   1.70 - 2.50        10.87 - 25.10
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                     2003      827   1.088 - 1.464      913        --   1.70 - 2.10        39.96 - 40.46
                                                 2002    1,095   0.776 - 1.046      860      0.18   1.70 - 2.10    (23.09) - (13.03)
                                                 2001    1,047   0.894 - 0.898      936        --   1.70 - 1.85    (11.31) - (11.26)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class      2003    1,932   1.362 - 1.716    3,180      2.48   1.70 - 2.50        20.32 - 31.80
                                                 2002    1,718   1.126 - 1.302    2,208      2.52   1.70 - 2.10          2.36 - 2.76
                                                 2001      993   1.100 - 1.267    1,252      1.51   1.70 - 2.10          2.61 - 6.92
  Delaware VIP Small Cap Value Series -
    Standard Class                               2003    1,231   1.454 - 1.556    1,890      0.39   1.70 - 2.50        22.60 - 39.55
                                                 2002    1,316   1.103 - 1.115    1,459      0.43   1.70 - 2.10      (7.28) - (5.89)
                                                 2001      916   1.195 - 1.201    1,096      0.64   1.70 - 1.85          9.73 - 9.88
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                               2003    8,002   0.997 - 1.241    8,135      1.46   1.70 - 2.25        18.59 - 22.99
                                                 2002    7,427   0.838 - 0.909    6,242      1.42   1.70 - 2.10    (18.40) - (18.06)
                                                 2001    4,299   1.025 - 1.114    4,416      1.15   1.70 - 2.10     (10.95) - (1.15)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                   2003    3,373   1.210 - 1.347    4,270      0.03   1.70 - 2.25        29.00 - 33.63
                                                 2002    3,503   0.938 - 0.982    3,419      0.05   1.70 - 2.10    (20.84) - (20.49)
                                                 2001    3,150   1.185 - 1.235    3,876      0.49   1.70 - 2.10       (7.87) - 11.37
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares       2003    1,708   1.151 - 1.400    2,063        --   1.70 - 2.50        13.39 - 34.85
                                                 2002    1,320   0.857 - 0.881    1,154      0.25   1.70 - 2.10    (30.00) - (21.95)
                                                 2001    1,253   1.250 - 1.256    1,567      0.39   1.70 - 1.85    (16.78) - (16.71)

  Mutual Shares Securities Fund -                2003    2,546   1.030 - 1.263    2,801      0.56   1.70 - 2.25        19.72 - 23.01
    Class 2 Shares                               2002      302   0.841 - 0.843      254      0.51   1.70 - 2.10     (15.80) - (0.24)

                                                                                          INVEST-    EXPENSE
                                                 YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)       TOTAL RETURN(3)
                                                ENDED   UNITS      LOWEST TO    ASSETS    INCOME    LOWEST TO         LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)       HIGHEST (%)
                                                ------  ------   -------------  -------  ---------  -----------    -----------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares             2003      721   1.357 - 1.667    1,031      0.99   1.70 - 2.50        33.63 - 50.33
                                                 2002      442   0.904 - 1.113      400      1.23   1.70 - 2.10     (13.52) - (1.83)
                                                 2001      854   0.922 - 0.927      789      0.76   1.70 - 1.85      (9.78) - (9.56)
  Templeton Foreign Securities Fund -
    Class 2 Shares                               2003    3,573   0.925 - 1.347    3,557      1.61   1.70 - 2.50        11.17 - 32.32
                                                 2002    2,476   0.713 - 0.904    1,774      1.58   1.70 - 2.10    (22.93) - (19.87)
                                                 2001    2,692   0.892 - 0.896    2,407      2.53   1.70 - 1.85    (17.56) - (17.50)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                         2003    4,325   0.928 - 1.257    4,411      0.82   1.70 - 2.35        10.76 - 22.63
                                                 2002    2,795   0.759 - 0.917    2,130      1.89   1.70 - 2.10    (19.00) - (16.71)
                                                 2001      992   0.937 - 0.938      929      0.56   1.70 - 1.85      (6.76) - (6.30)

  Fundamental Value Portfolio                    2003    4,942   0.965 - 1.420    4,998      0.63   1.70 - 2.50        12.10 - 36.67
                                                 2002    5,172   0.709 - 0.903    3,690      1.11   1.70 - 2.10    (22.95) - (22.63)
                                                 2001    3,701   0.918 - 1.172    3,413      0.52   1.70 - 2.10       (12.31) - 2.54
JANUS ASPEN SERIES
  Growth and Income Portfolio - Service Shares   2003    2,062   0.668 - 1.245    1,388      0.49   1.70 - 2.25        12.77 - 21.52
                                                 2002    2,153   0.551 - 0.553    1,187      0.59   1.70 - 1.85    (23.15) - (23.09)
                                                 2001    1,903   0.717 - 0.719    1,366      0.89   1.70 - 1.85    (15.25) - (15.01)
  International Growth Portfolio -
    Service Shares                               2003    2,872   0.568 - 1.408    1,671      0.98   1.70 - 2.25        22.22 - 32.18
                                                 2002    3,267   0.430 - 0.432    1,407      0.58   1.70 - 1.85    (27.12) - (27.03)
                                                 2001    4,885   0.590 - 0.592    2,885      0.76   1.70 - 1.85    (24.84) - (24.68)

  Mid Cap Growth Portfolio - Service Shares      2003    3,444   0.372 - 1.351    1,366        --   1.70 - 2.25         7.18 - 32.62
                                                 2002    3,348   0.281 - 0.282      942        --   1.70 - 1.85    (29.40) - (29.32)
                                                 2001    3,610   0.398 - 0.399    1,439        --   1.70 - 1.85    (40.77) - (40.71)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio          2003       47   1.328 - 1.333       62        --   1.70 - 2.25         8.48 - 33.30
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                    2003      874   1.235 - 1.242    1,083      1.51   1.70 - 2.50         8.78 - 24.20

  Mid-Cap Value Portfolio                        2003      801   1.250 - 1.257    1,004      1.48   1.70 - 2.50        15.12 - 25.70
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class  2003   16,389   1.020 - 1.164   18,586      2.79   1.70 - 2.50        (0.97) - 3.28
                                                 2002    9,869   1.070 - 1.127   11,066      4.06   1.70 - 2.10          6.79 - 7.23
                                                 2001    4,286   1.002 - 1.051    4,493      2.76   1.70 - 2.10        (0.50) - 5.52
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                              2003       76   0.720 - 0.723       55        --   1.70 - 1.85        29.73 - 29.80
                                                 2002       66   0.555 - 0.557       37        --   1.70 - 1.85    (30.88) - (30.72)
                                                 2001       68   0.803 - 0.804       54        --   1.70 - 1.85      (19.70) - 26.81
  Putnam VT International Equity Fund -
    Class IB Shares                              2003    4,170   0.872 - 1.329    3,839      0.81   1.70 - 2.50        19.78 - 37.15
                                                 2002    3,642   0.691 - 0.917    2,546      0.62   1.70 - 2.10    (19.35) - (19.04)
                                                 2001    2,219   0.855 - 1.137    1,906        --   1.70 - 2.10       (14.50) - 3.46
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                    2003      615   1.279 - 1.541      806      0.33   1.70 - 2.25        46.62 - 55.19
                                                 2002      603   0.871 - 0.976      526      0.16   1.70 - 2.10    (20.00) - (19.61)
                                                 2001      289   1.085 - 1.220      315        --   1.70 - 2.10          3.43 - 8.50

                                                                                          INVEST-    EXPENSE
                                                 YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)       TOTAL RETURN(3)
                                                ENDED   UNITS      LOWEST TO    ASSETS    INCOME    LOWEST TO         LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)       HIGHEST (%)
                                                ------  ------   -------------  -------  ---------  -----------    -----------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                         2003    2,519   0.945 - 1.401    2,481      0.28   1.70 - 2.25        15.31 - 36.74
                                                 2002    2,358   0.692 - 0.827    1,642      0.54   1.70 - 2.10    (26.62) - (26.33)
                                                 2001    1,046   0.941 - 1.127      992      1.79   1.70 - 2.10        (5.90) - 6.72

  Investors Fund - Class I                       2003    6,856   1.106 - 1.341    8,182      1.47   1.70 - 2.25        29.51 - 32.64
                                                 2002    6,443   0.854 - 0.919    5,870      1.34   1.70 - 2.10    (24.62) - (24.36)
                                                 2001    4,877   1.133 - 1.215    5,894      1.29   1.70 - 2.10        (5.91) - 3.00
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio          2003      344   0.971 - 1.252      346      0.61   1.70 - 2.25         8.98 - 21.34
                                                 2002       94   0.805 - 0.806       76      0.92   1.70 - 1.85    (19.50) - (13.33)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II                 2003      327   1.094 - 1.103      359      0.11   1.70 - 1.85        35.90 - 36.00
                                                 2002      355   0.805 - 0.811      287      0.39   1.70 - 1.85    (24.63) - (24.42)
                                                 2001      442   1.068 - 1.073      473        --   1.70 - 1.85          2.30 - 2.39
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio            2003      337   1.461 - 1.473      494      0.28   1.70 - 1.85        31.27 - 31.52
                                                 2002      391   1.113 - 1.120      436      0.47   1.70 - 1.85    (15.87) - (15.79)
                                                 2001      622   1.323 - 1.330      824      0.27   1.70 - 1.85      (5.84) - (5.67)

  Equity Income Portfolio                        2003      615   1.234 - 1.239      760      1.64   1.70 - 2.25        10.55 - 23.90

  Federated High Yield Portfolio                 2003    2,429   1.167 - 1.186    2,855     14.35   1.70 - 2.50         6.29 - 20.39
                                                 2002      266   0.974 - 0.976      260     25.96   1.70 - 2.10      (2.50) - (1.61)

  Large Cap Portfolio                            2003    5,073   0.901 - 1.256    4,627      0.39   1.70 - 2.25        12.75 - 22.54
                                                 2002    5,143   0.736 - 0.859    3,798      0.45   1.70 - 2.10    (24.20) - (19.64)
                                                 2001    5,813   0.971 - 0.976    5,658      0.48   1.70 - 1.85    (18.88) - (18.73)

  Lazard International Stock Portfolio           2003    4,545   0.749 - 1.318    3,835      2.21   1.70 - 2.50        16.58 - 31.54
                                                 2002    3,918   0.593 - 0.902    2,429      2.07   1.70 - 2.10    (14.99) - (14.47)
                                                 2001    4,765   0.694 - 0.698    3,314      0.16   1.70 - 1.85    (27.56) - (27.44)

  Merrill Lynch Large Cap Core Portfolio         2003    2,065   0.776 - 1.236    1,658      0.70   1.70 - 2.25        12.88 - 19.21
                                                 2002    2,129   0.652 - 0.656    1,391      0.47   1.70 - 1.85    (26.49) - (26.46)
                                                 2001    3,330   0.887 - 0.892    2,958      0.04   1.70 - 1.85    (23.93) - (23.76)

  MFS Emerging Growth Portfolio                  2003      258   0.662 - 1.281      190        --   1.70 - 2.25         7.94 - 27.15
                                                 2002      222   0.522 - 0.523      116        --   1.70 - 1.85    (35.48) - (35.43)
                                                 2001       99   0.809 - 0.810       80        --   1.70 - 1.85    (19.10) - (11.86)

  MFS Mid Cap Growth Portfolio                   2003    6,156   0.495 - 1.350    3,354        --   1.70 - 2.50        15.92 - 34.69
                                                 2002    5,928   0.368 - 0.612    2,252        --   1.70 - 2.10    (49.73) - (42.26)
                                                 2001    5,381   0.732 - 0.734    3,940        --   1.70 - 1.85    (25.08) - (24.95)

  MFS Value Portfolio                            2003    2,569   1.149 - 1.280    2,990      1.56   1.70 - 2.25        22.05 - 25.00
                                                 2002    2,100   0.940 - 0.957    1,980      2.53   1.70 - 2.10    (17.36) - (14.62)
                                                 2001    1,480   1.102 - 1.108    1,633      0.73   1.70 - 1.85      (0.90) - (0.72)

  Pioneer Fund Portfolio                         2003      263   1.208 - 1.214      319      3.51   1.70 - 2.50         7.63 - 21.40

  U.S. Government Securities Portfolio           2003    4,026   1.007 - 1.302    5,153      4.40   1.70 - 2.25          0.63 - 1.01
                                                 2002    4,765   1.110 - 1.289    6,114      7.19   1.70 - 2.10        11.22 - 11.70
                                                 2001    4,060   0.998 - 1.154    4,666      4.30   1.70 - 2.10          0.10 - 4.06

                                                                                          INVEST-    EXPENSE
                                                 YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)       TOTAL RETURN(3)
                                                ENDED   UNITS      LOWEST TO    ASSETS    INCOME    LOWEST TO         LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)       HIGHEST (%)
                                                ------  ------   -------------  -------  ---------  -----------    -----------------

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio             2003    2,877   0.940 - 1.298    2,801        --   1.70 - 2.25        18.54 - 27.08
                                                 2002    2,872   0.741 - 0.899    2,131        --   1.70 - 2.10    (25.23) - (19.15)
                                                 2001    3,300   0.991 - 0.996    3,275        --   1.70 - 1.85    (25.21) - (25.06)

  Smith Barney Aggressive Growth Portfolio       2003    7,425   0.837 - 1.345    6,733        --   1.70 - 2.50         8.66 - 32.18
                                                 2002    7,083   0.634 - 0.799    4,514        --   1.70 - 2.10    (34.08) - (33.71)
                                                 2001    6,281   0.959 - 1.212    6,046      0.34   1.70 - 2.10        (5.80) - 2.02

  Smith Barney High Income Portfolio             2003    5,262   0.969 - 1.227    5,175      9.64   1.70 - 2.50         0.91 - 25.42
                                                 2002    3,502   0.774 - 0.779    2,716     23.55   1.70 - 1.85      (5.03) - (4.88)
                                                 2001    3,387   0.815 - 1.037    2,768     12.44   1.70 - 2.10      (5.56) - (1.33)
  Smith Barney Large Capitalization
    Growth Portfolio                             2003    9,620   1.254 - 1.456   12,195      0.02   1.70 - 2.25        38.27 - 45.07
                                                 2002    9,663   0.866 - 0.872    8,383      0.34   1.70 - 2.10    (26.33) - (26.04)
                                                 2001   10,189   1.173 - 1.181   11,964        --   1.70 - 2.10       (14.13) - 6.30

  Smith Barney Mid Cap Core Portfolio            2003    3,631   0.946 - 1.322    3,623        --   1.70 - 2.25        27.05 - 30.25
                                                 2002    3,134   0.742 - 0.976    2,351      0.11   1.70 - 2.10    (20.78) - (20.51)
                                                 2001    1,785   0.935 - 1.232    1,674        --   1.70 - 2.10       (9.30) - 11.80

  Smith Barney Money Market Portfolio            2003    4,385   0.977 - 1.093    4,699      0.71   1.70 - 2.50      (1.51) - (0.91)
                                                 2002   15,474   0.992 - 1.105   17,038      1.21   1.70 - 2.10      (0.80) - (0.36)
                                                 2001    6,122   1.000 - 1.109    6,764      2.94   1.70 - 2.10          0.00 - 1.93

  Strategic Equity Portfolio                     2003      501   0.692 - 1.313      392        --   1.70 - 2.25         9.74 - 30.39
                                                 2002      221   0.532 - 0.533      118      0.58   1.70 - 1.85    (34.80) - (34.76)
                                                 2001      224   0.816 - 0.817      183      0.34   1.70 - 1.85       (18.40) - 0.49

  Travelers Managed Income Portfolio             2003   12,076   1.041 - 1.179   14,014      4.89   1.70 - 2.50        (0.09) - 6.60
                                                 2002    8,807   0.981 - 1.106    9,606     11.02   1.70 - 2.10          0.10 - 0.45
                                                 2001    8,456   0.980 - 1.101    9,275      4.16   1.70 - 2.10        (0.91) - 4.96
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio - Class II Shares    2003      251   0.669 - 1.251      187        --   1.70 - 2.25         8.15 - 24.91
                                                 2002      179   0.537 - 0.538       96      0.04   1.70 - 1.85    (33.87) - (33.83)
                                                 2001      120   0.812 - 0.813       97        --   1.70 - 1.85    (18.80) - (11.53)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                      2003      538   0.958 - 1.441      551        --   1.70 - 2.50        20.94 - 39.62
                                                 2002      477   0.688 - 0.884      336        --   1.70 - 2.10    (26.96) - (26.21)
                                                 2001      326   0.942 - 0.943      307        --   1.70 - 1.85      (6.73) - (5.80)
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2            2003    1,517   1.229 - 1.409    1,916      0.23   1.70 - 2.25        31.53 - 40.20
                                                 2002    1,229   0.905 - 0.908    1,113      0.36   1.70 - 1.85    (11.71) - (11.50)
                                                 2001      299   1.025 - 1.026      307        --   1.70 - 1.85          0.98 - 2.50

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                            AIM V.I.              ALLIANCEBERNSTEIN          ALLIANCEBERNSTEIN
                                                            PREMIER                  GROWTH AND                   PREMIER
                                                             EQUITY                    INCOME                      GROWTH
                                                             FUND -                  PORTFOLIO -                 PORTFOLIO -
                                                            SERIES I                   CLASS B                     CLASS B
                                                   ------------------------    ------------------------    ------------------------
                                                       2003          2002          2003          2002          2003          2002
                                                       ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........      387,349       482,052     2,890,079     1,872,582       984,085       465,203
Accumulation units purchased and
  transferred from other funding options .......       12,198       195,569     1,009,127     1,933,648       457,144       742,187
Accumulation units redeemed and
  transferred to other funding options .........      (52,066)     (290,272)     (422,164)     (916,151)     (363,240)     (223,305)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      347,481       387,349     3,477,042     2,890,079     1,077,989       984,085
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                         GLOBAL GROWTH                  GROWTH                  GROWTH-INCOME
                                                            FUND -                      FUND -                      FUND -
                                                           CLASS 2                     CLASS 2                     CLASS 2
                                                            SHARES                      SHARES                      SHARES
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........           --            --            --            --            --            --
Accumulation units purchased and
  transferred from other funding options .......      480,631            --     2,639,705            --     4,532,656            --
Accumulation units redeemed and
  transferred to other funding options .........       (5,455)           --       (50,946)           --      (220,280)           --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      475,176            --     2,588,759            --     4,312,376            --
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                                                      DELAWARE                     DELAWARE VIP
                                                            EMERGING                  VIP REIT                      SMALL CAP
                                                            MARKETS                   SERIES -                    VALUE SERIES -
                                                           PORTFOLIO               STANDARD CLASS                 STANDARD CLASS
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    1,094,679     1,046,708     1,717,833       993,341     1,315,523       916,011
Accumulation units purchased and
  transferred from other funding options .......    2,067,459       880,539       554,979     1,309,071       578,801       830,092
Accumulation units redeemed and
  transferred to other funding options .........   (2,335,497)     (832,568)     (340,859)     (584,579)     (663,298)     (430,580)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      826,641     1,094,679     1,931,953     1,717,833     1,231,026     1,315,523
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                                                    DREYFUS VIF                   FRANKLIN
                                                          DREYFUS VIF               DEVELOPING                   SMALL CAP
                                                          APPRECIATION                LEADERS                      FUND -
                                                          PORTFOLIO -               PORTFOLIO -                   CLASS 2
                                                         INITIAL SHARES            INITIAL SHARES                  SHARES
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    7,426,505     4,299,117     3,503,278     3,150,443     1,319,520     1,252,728
Accumulation units purchased and
  transferred from other funding options .......    1,530,099     4,383,573       414,311     1,382,025       531,633       467,698
Accumulation units redeemed and
  transferred to other funding options .........     (954,456)   (1,256,185)     (544,370)   (1,029,190)     (142,715)     (400,906)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    8,002,148     7,426,505     3,373,219     3,503,278     1,708,438     1,319,520
                                                   ==========    ==========    ==========    ==========    ==========    ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                     TEMPLETON
                                                                                     DEVELOPING                  TEMPLETON
                                                                                       MARKETS                    FOREIGN
                                                                                     SECURITIES                 SECURITIES
                                                         MUTUAL SHARES                 FUND -                     FUND -
                                                       SECURITIES FUND -               CLASS 2                    CLASS 2
                                                        CLASS 2 SHARES                 SHARES                     SHARES
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........      301,636            --       441,954       853,635     2,475,843     2,692,332
Accumulation units purchased and
  transferred from other funding options .......    2,713,517       308,457       352,175     5,215,283     1,470,665     6,451,028
Accumulation units redeemed and
  transferred to other funding options .........     (468,855)       (6,821)      (73,347)   (5,626,964)     (373,208)   (6,667,517)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    2,546,298       301,636       720,782       441,954     3,573,300     2,475,843
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                                                                                 GROWTH AND
                                                                                     FUNDAMENTAL                   INCOME
                                                          APPRECIATION                  VALUE                    PORTFOLIO -
                                                           PORTFOLIO                  PORTFOLIO                 SERVICE SHARES
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    2,794,508       991,622     5,172,303     3,701,283     2,153,426     1,902,778
Accumulation units purchased and
  transferred from other funding options .......    2,335,553     2,112,022     1,066,839     3,097,003       157,722       921,443
Accumulation units redeemed and
  transferred to other funding options .........     (805,556)     (309,136)   (1,296,671)   (1,625,983)     (249,198)     (670,795)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    4,324,505     2,794,508     4,942,471     5,172,303     2,061,950     2,153,426
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                          INTERNATIONAL                MID CAP
                                                             GROWTH                     GROWTH                      LAZARD
                                                          PORTFOLIO -                PORTFOLIO -                  RETIREMENT
                                                            SERVICE                    SERVICE                    SMALL CAP
                                                             SHARES                     SHARES                    PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    3,266,902     4,884,598     3,347,942     3,609,989            --            --
Accumulation units purchased and
  transferred from other funding options .......      359,440       690,875       474,317       680,331        46,883            --
Accumulation units redeemed and
  transferred to other funding options .........     (754,841)   (2,308,571)     (378,178)     (942,378)           (4)           --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    2,871,501     3,266,902     3,444,081     3,347,942        46,879            --
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                           GROWTH AND                  MID-CAP
                                                             INCOME                     VALUE                      EQUITY
                                                           PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........           --            --            --            --            --       467,503
Accumulation units purchased and
  transferred from other funding options .......      907,595            --       839,942            --            --         2,071
Accumulation units redeemed and
  transferred to other funding options .........      (33,251)           --       (38,812)           --            --      (469,574)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      874,344            --       801,130            --            --            --
                                                   ==========    ==========    ==========    ==========    ==========    ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                       PUTNAM VT                   PUTNAM VT
                                                                                       DISCOVERY                INTERNATIONAL
                                                         TOTAL RETURN                   GROWTH                      EQUITY
                                                          PORTFOLIO -                   FUND -                      FUND -
                                                        ADMINISTRATIVE                 CLASS IB                    CLASS IB
                                                             CLASS                      SHARES                      SHARES
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    9,869,440     4,285,612        66,150        67,803     3,642,041     2,219,360
Accumulation units purchased and
  transferred from other funding options .......    9,848,175     7,399,995        52,320        43,855     1,135,627     8,113,993
Accumulation units redeemed and
  transferred to other funding options .........   (3,328,548)   (1,816,167)      (42,267)      (45,508)     (607,405)   (6,691,312)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................   16,389,067     9,869,440        76,203        66,150     4,170,263     3,642,041
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                          PUTNAM VT
                                                          SMALL CAP
                                                         VALUE FUND -                  ALL CAP                    INVESTORS
                                                           CLASS IB                    FUND -                       FUND -
                                                            SHARES                     CLASS I                     CLASS I
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........      602,738       289,155     2,357,564     1,046,191     6,442,705     4,876,935
Accumulation units purchased and
  transferred from other funding options .......      171,773       502,567       610,518     1,934,769     1,390,590     3,289,119
Accumulation units redeemed and
  transferred to other funding options .........     (159,129)     (188,984)     (448,789)     (623,396)     (977,250)   (1,723,349)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      615,382       602,738     2,519,293     2,357,564     6,856,045     6,442,705
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                          SMITH BARNEY                                           MONTGOMERY
                                                           LARGE CAP                  STRONG MULTI                VARIABLE
                                                             CORE                     CAP VALUE                    SERIES:
                                                           PORTFOLIO                    FUND II                  GROWTH FUND
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........       94,437            --       355,277       442,440            --       111,113
Accumulation units purchased and
  transferred from other funding options .......      268,019       116,783        14,880        27,453            --         3,098
Accumulation units redeemed and
  transferred to other funding options .........      (18,866)      (22,346)      (42,969)     (114,616)           --      (114,211)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      343,590        94,437       327,188       355,277            --            --
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                          DISCIPLINED
                                                            MID CAP                     EQUITY                    FEDERATED
                                                             STOCK                      INCOME                   HIGH YIELD
                                                           PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........      390,694       621,554            --            --       266,112            --
Accumulation units purchased and
  transferred from other funding options .......        6,529        26,213       632,380            --     2,242,220       302,173
Accumulation units redeemed and
  transferred to other funding options .........      (60,140)     (257,073)      (17,857)           --       (79,166)      (36,061)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      337,083       390,694       614,523            --     2,429,166       266,112
                                                   ==========    ==========    ==========    ==========    ==========    ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                                MERRILL LYNCH
                                                                                        LAZARD                    LARGE CAP
                                                           LARGE CAP                 INTERNATIONAL                   CORE
                                                           PORTFOLIO                STOCK PORTFOLIO               PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    5,142,856     5,813,323     3,918,335     4,765,290     2,128,896     3,329,507
Accumulation units purchased and
  transferred from other funding options .......      675,444       935,324     1,196,371     7,622,108       177,000       294,787
Accumulation units redeemed and
  transferred to other funding options .........     (744,967)   (1,605,791)     (569,245)   (8,469,063)     (240,661)   (1,495,398)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    5,073,333     5,142,856     4,545,461     3,918,335     2,065,235     2,128,896
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                               MFS                       MFS
                                                            EMERGING                   MID CAP                       MFS
                                                             GROWTH                     GROWTH                      VALUE
                                                           PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........      221,636        98,620     5,927,700     5,380,780     2,100,219     1,480,207
Accumulation units purchased and
  transferred from other funding options .......       45,895       145,373     1,266,972     2,754,193       901,789     1,207,891
Accumulation units redeemed and
  transferred to other funding options .........       (9,906)      (22,357)   (1,038,275)   (2,207,273)     (432,676)     (587,879)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      257,625       221,636     6,156,397     5,927,700     2,569,332     2,100,219
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                                                         U.S.
                                                           PIONEER                    GOVERNMENT                 AIM CAPITAL
                                                            FUND                      SECURITIES                APPRECIATION
                                                          PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........           --            --     4,765,321     4,059,561     2,872,040     3,299,592
Accumulation units purchased and
  transferred from other funding options .......      263,399            --     1,875,670     2,451,804       525,645       754,253
Accumulation units redeemed and
  transferred to other funding options .........         (105)           --    (2,614,819)   (1,746,044)     (520,345)   (1,181,805)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      263,294            --     4,026,172     4,765,321     2,877,340     2,872,040
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                                                                                 SMITH BARNEY
                                                         SMITH BARNEY                                               LARGE
                                                          AGGRESSIVE                 SMITH BARNEY               CAPITALIZATION
                                                            GROWTH                   HIGH INCOME                    GROWTH
                                                          PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    7,082,558     6,280,750     3,502,321     3,387,300     9,662,859    10,188,925
Accumulation units purchased and
  transferred from other funding options .......    1,882,771     2,703,947     3,171,890     1,359,147     2,186,116     2,219,453
Accumulation units redeemed and
  transferred to other funding options .........   (1,540,710)   (1,902,139)   (1,412,031)   (1,244,126)   (2,229,070)   (2,745,519)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    7,424,619     7,082,558     5,262,180     3,502,321     9,619,905     9,662,859
                                                   ==========    ==========    ==========    ==========    ==========    ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                          SMITH BARNEY               SMITH BARNEY
                                                            MID CAP                     MONEY                     STRATEGIC
                                                             CORE                       MARKET                     EQUITY
                                                           PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    3,134,057     1,784,559    15,473,554     6,122,076       221,256       224,386
Accumulation units purchased and
  transferred from other funding options .......    1,100,254     2,028,212     5,210,413    34,601,836       349,072        90,495
Accumulation units redeemed and
  transferred to other funding options .........     (603,082)     (678,714)   (16,298,492) (25,250,358)      (69,481)      (93,625)
                                                   ----------    ----------    ----------   -----------    ----------    ----------
Accumulation units end of year .................    3,631,229     3,134,057     4,385,475    15,473,554       500,847       221,256
                                                   ==========    ==========    ==========   ===========    ==========    ==========

                                                                                       EMERGING                 SMITH BARNEY
                                                           TRAVELERS                    GROWTH                    SMALL CAP
                                                            MANAGED                   PORTFOLIO -                  GROWTH
                                                             INCOME                    CLASS II                 OPPORTUNITIES
                                                           PORTFOLIO                    SHARES                    PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2003          2002          2003          2002          2003          2002
                                                      ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ...........    8,807,235     8,455,601       179,158       119,609       477,078       325,865
Accumulation units purchased and
  transferred from other funding options .......    5,080,360     3,317,977        79,177        97,127       252,002       271,095
Accumulation units redeemed and
  transferred to other funding options .........   (1,811,680)   (2,966,343)       (7,770)      (37,578)     (190,884)     (119,882)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................   12,075,915     8,807,235       250,565       179,158       538,196       477,078
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                      MID CAP
                                                    PORTFOLIO -
                                                      SERVICE
                                                      CLASS 2                        COMBINED
                                           ----------------------------    ----------------------------
                                               2003            2002            2003            2002
                                               ----            ----            ----            ----
Accumulation units beginning of year ...      1,228,578         298,920     141,526,180     112,956,959
Accumulation units purchased and
  transferred from other funding options        557,733       1,140,704      68,704,395     117,358,659
Accumulation units redeemed and
  transferred to other funding options .       (269,082)       (211,046)    (46,952,934)    (88,789,438)
                                           ------------    ------------    ------------    ------------
Accumulation units end of year .........      1,517,229       1,228,578     163,277,641     141,526,180
                                           ============    ============    ============    ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
    Owners of Variable Annuity Contracts of The Travelers Separate Account TM for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 24, 2004

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account TM for Variable Annuities or shares of Separate Account TM's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



Sep TM (Annual) (12-03) Printed in U.S.A.



                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

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                               MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-21254S                                                                May 2004

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                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     Statement of Assets and Liabilities as of December 31, 2003
     Statement of Operations for the year ended December 31, 2003
     Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
     Statement of Investments as of December 31, 2003 Notes to Financial Statements

     The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

     Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001
     Consolidated Balance Sheets as of December 31, 2003 and 2002
     Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
     Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
     Notes to Consolidated Financial Statements

(b)  Exhibits

    EXHIBIT
     NUMBER   DESCRIPTION
    -------   -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed November 13, 1997.)

       2.     Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4.     Variable Annuity Contract. (Incorporated herein by reference to
              Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, filed November 13, 1997.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

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       9.     Opinion of Counsel as to the legality of securities being
              registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed November 13, 1997.)

      10.     Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.     Not applicable.

      12.     Not applicable.

      15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 12, 2000.)

              Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement filed April 10, 2001.)

              Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (incorporated herein by reference to exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement filed April 24, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL          POSITIONS AND OFFICES
BUSINESS ADDRESS            WITH INSURANCE COMPANY
------------------          ----------------------

George C. Kokulis*          Director, Chairman, President and Chief Executive
                            Officer

Glenn D. Lammey*            Director, Senior Executive Vice President, Chief
                            Financial Officer, Chief Accounting Officer

Kathleen L. Preston*        Director and Executive Vice President

Edward W. Cassidy*          Senior Vice President

Winnifred Grimaldi*         Senior Vice President

Marla Berman Lewitus*       Director, Senior Vice President and General Counsel

Brendan Lynch*              Senior Vice President

David A. Tyson*             Senior Vice President

David A. Golino*            Vice President and Controller

Donald R. Munson, Jr.*      Vice President

Mark Remington*             Vice President

Tim W. Still*               Vice President

Bennett Kleinberg*          Vice President

Dawn Fredette*              Vice President

George E. Eknaian*          Vice President and Chief Actuary

Linn K. Richardson*         Second Vice President and Actuary

Paul Weissman*              Second Vice President and Actuary

Ernest J.Wright*            Vice President and Secretary

Kathleen A. McGah*          Assistant Secretary and Deputy General Counsel

Principal Business Address:

*     The Travelers Insurance Company
      One Cityplace
      Hartford, CT  06103-3415

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ITEM 26.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
           REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 1,968 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.   INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers

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Separate Account Seven for Variable Annuities, The Travelers Separate Account
Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL        POSITIONS AND OFFICES
        BUSINESS ADDRESS          WITH UNDERWRITER
        ------------------        ---------------------

        Kathleen L. Preston       Board of Manager

        Glenn D. Lammey           Board of Manager

        William F. Scully III     Board of Manager

        Donald R. Munson, Jr.     Board of Manager, President, Chief Executive
                                  Officer and Chief Operating Officer

        Tim W. Still              Vice President

        Anthony Cocolla           Vice President

        John M. Laverty           Treasurer and Chief Financial Officer

        Stephen E. Abbey          Chief Compliance Officer

        Alison K. George          Director and Chief Advertising Compliance
                                  Officer

        Stephen T. Mullin         Chief Compliance Officer

        Ernest J. Wright          Secretary

        Kathleen A. McGah         Assistant Secretary

        William D. Wilcox         Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.


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ITEM 32.   UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 27th day of April, 2004.

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
-----------------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
-----------------------------------     Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director
-----------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
-----------------------------------
(Kathleen L. Preston)


*By:     /s/Ernest J. Wright, Attorney-in-Fact


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                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                  METHOD OF FILING
  -----------    -----------                                  ----------------
      10.        Consent of KPMG LLP, Independent Auditors.   Electronically